Options Plus

FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
ISSUED BY
NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
Service Center:  300 Continental Drive, Newark, Delaware 19713
Corporate Headquarters:  1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312
Telephone:  (800) 688-5177

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA").  The Policy has an insurance component and an investment component.  The primary purpose of the Policy is to provide insurance coverage for the lifetime of the Insured.  The Policy gives the policyowner (the "Owner") the right to vary the frequency and amount of premium payments, to choose among investment alternatives with different investment objectives and to increase or decrease the death benefit payable under the Policy.

After certain deductions are made, Net Premiums are allocated to the Nationwide Provident VLI Separate Account 1 (the "Separate Account") or the Guaranteed Account, or both.  The Separate Account is divided into sub accounts (the "Sub accounts"), which invest in shares of a designated corresponding investment Portfolio that is part of one of the following mutual fund companies (the "Funds"):

•	AIM Variable Insurance Funds
•	The Alger American Fund
•	AllianceBernstein Variable Products Series Fund, Inc.
•	American Century Variable Portfolios, Inc.
•	American Century Variable Portfolios II, Inc.
•	Dreyfus Investment Portfolios
•	Dreyfus Stock Index Fund, Inc.
•	Dreyfus Variable Investment Fund
•	Federated Insurance Series
•	Fidelity Variable Insurance Products Fund
•	Fidelity Variable Insurance Products Fund II
•	Fidelity Variable Insurance Products Fund III
•	Fidelity Variable Insurance Products Fund IV
•	Franklin Templeton Variable Insurance Products Trust
•	Janus Aspen Series
•	Lehman Brothers Advisers Management Trust
•	MFS® Variable Insurance Trust
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Oppenheimer Variable Account Funds
•	Putnam Variable Trust
•	T. Rowe Price Equity Series, Inc.
•	Van Eck Worldwide Insurance Trust
•	Van Kampen – The Universal Institutional Funds, Inc.
•	Wells Fargo Variable Trust

The Owner bears the entire investment risk for all amounts allocated to the Separate Account; there is no guaranteed minimum value for the Separate Account.

The accompanying prospectuses for the Funds describe the investment objectives and the attendant risks of the Portfolios.  The Policy Account Value will reflect monthly deductions and certain other fees and charges.  Also, a surrender charge may be imposed if, during the first 10 Policy Years or within 10 years after a Face Amount increase, the Policy lapses or the Owner decreases the Face Amount.  Generally, during the first two Policy Years, the Policy will remain in force as long as the Minimum Guarantee Premium is paid or there is sufficient value in the Policy to pay certain monthly charges imposed under the Policy.  After the second Policy Year, the Policy will only remain in force if there is sufficient value to pay the Monthly Deductions and other charges under the Policy.

The Owner should consider the Policy in conjunction with other insurance he or she owns.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

This prospectus must be accompanied or preceded by current prospectuses for the Funds.  Please read this prospectus carefully and retain it for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or the accuracy or adequacy of this prospectus.  Any representation to the contrary is a criminal offense.  The Policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the Policy or Policy values.  Neither the Federal Deposit Insurance Corporation nor any federal agency insures or guarantees Policy values or an Owner's investment in the Policy.

You should read your Policy along with this prospectus.

May 1, 2007

Each Subaccount invests exclusively in one portfolio of a Fund (a "Portfolio").  The following Portfolios are available under the Policy:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class R†
Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity VIP Fund IV
•	Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	VIP Energy Portfolio: Service Class 2† (formerly, VIP Natural Resources Portfolio: Service Class 2)
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust ("AMT"))
•	AMT Short Duration Bond Portfolio: I Class (formerly, AMT Limited Maturity Bond Portfolio: I Class *)
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust ("NVIT"), (formerly, Gartmore Variable Insurance Trust ("GVIT"))
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV (formerly, GVIT Small Cap Value Fund: Class IV)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class IV (formerly, GVIT Small Company Fund: Class IV)
•	Nationwide NVIT Global Health Sciences Fund: Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class IV
•	Nationwide NVIT Investor Destinations Funds: Class II (formerly, Gartmore GVIT Investor Destinations Funds: Class II)
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class IV
•	Nationwide NVIT Money Market Fund: Class IV
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT International Value Fund: Class III†
•	NVIT Nationwide® Fund: Class IV
•	NVIT Mid Cap Index Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class IV *
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust ("AMT")
•	AMT Fasciano Portfolio: S Class *
•	AMT International Portfolio: S Class †
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•	Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†
•	Oppenheimer Main Street Fund®/VA: Non-Service Shares
•	Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•	T. Rowe Price Blue Chip Growth Portfolio: Class II
•	T. Rowe Price Equity Income Portfolio: Class II
•	T. Rowe Price Limited Term Bond Portfolio: Class II

Van Kampen
The Universal Institutional Funds, Inc.
•	Core Plus Fixed Income Portfolio: Class I
•	U.S. Real Estate Portfolio: Class I

The following Portfolios are only available in Policies issued before May 1, 2007:

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Portfolios are only available in Policies issued before May 1, 2006:

Fidelity VIP Fund III
•	VIP Value Strategies Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class I
MFS® Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Portfolios are only available in Policies issued before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Portfolios are only available in Policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio: Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus Variable Investment Fund
•	Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Janus Aspen Series
•	Balanced Portfolio: Service Shares
NVIT
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund: Class III†
Neuberger Berman AMT
•	AMT Mid-Cap Growth Portfolio: I Class

The following Portfolios are only available in Policies issued before May 1, 2003:

The Alger American Fund
•	Alger American Small Capitalization Portfolio: Class O Shares
Fidelity VIP Fund
•	VIP High Income Portfolio: Initial ClassR†
Fidelity VIP Fund II
•	VIP Asset Manager Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
NVIT
•	J.P. Morgan NVIT Balanced Fund: Class IV
•	Nationwide NVIT Growth Fund: Class IV
•	NVIT S&P 500 Index Fund: Class IV
Neuberger Berman AMT
•	AMT Partners Portfolio: I Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†
Wells Fargo Variable Trust
•	Wells Fargo Advantage VT Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2007, the following Portfolios are not available to accept transfers or new premium:

Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class*
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/ VA: Non-Service Shares

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

NVIT
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity VIP Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
NVIT
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Nationwide NVIT Global Financial Services Fund: Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	NVIT International Value Fund: Class IV
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA: Non-Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class

Van Kampen
The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

Effective May 1, 2003, the following Portfolio is not available to accept transfers or new premium:

Fidelity Variable Insurance Products Fund
•	VIP High Income Portfolio: Initial Class R†

†These Portfolios assess a short-term trading fee

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits	1
The Death Benefit
Flexibility to Adjust Amount of Death Benefit
Transfers
Free-Look
Loan Privilege
Partial Withdrawal of Net Cash Surrender Value
Surrender of the Policy
Accelerated Death Benefit
Long-Term Care Benefit Riders
Personalized Illustrations
Policy Risks	3
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks	4
Fee Table	5
The Policy	9
The Company, Separate Account and Funds	9
Nationwide Life Insurance Company of America
The Separate Account
The Funds
Additional Information About the Funds and Portfolios
Addition, Deletion, or Substitution of Investments
Detailed Description of Policy Provisions	11
Death Benefit
Ability to Adjust Face Amount
Insurance Protection
Payment and Allocation of Premiums
Policy Account Value
Policy Duration
Disruptive Trading
Transfers of Policy Account Value
Free-Look Privileges
Loan Privileges
Surrender Privilege
Partial Withdrawal Privilege
Accelerated Death Benefit Rider
Long-Term Care Benefit Riders
Charges and Deductions	21
Premium Expense Charge
Surrender Charges
Monthly Deductions
Face Amount Increase Charge
Partial Withdrawal Charge
Transfer Charge
Mortality and Expense Risk Charge
Short-Term Trading Fees
Loan Interest Charge
Other Charges
The Guaranteed Account	25
Minimum Guaranteed and Current Interest Rates
Transfers from the Guaranteed Account
Ownership and Beneficiary Rights	26
Modifying the Policy	26
Telephone, Fax, and E-Mail Requests	27

Table of Contents (continued)
Page
Split Dollar Arrangements	27
Dividends	27
Supplementary Benefits	28
Federal Income Tax Considerations	28
Introduction
Tax Status of the Policy
Tax Treatment of Policy Benefits
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers
Special Rules for Pension and Profit-Sharing Plans
Special Rules for 403(b) Arrangements
Foreign Tax Credits
Business Uses of the Policy
Tax Shelter Regulations
Withholding
Other Tax Considerations
Possible Tax Law Changes
Alternative Minimum Tax
NLICA's Taxes
Voting Rights	32
Distribution of Policies	32
Policy Pricing Information on Portfolio Payments
State Variations	34
Legal Proceedings	34
Financial Statements	35
Definitions	36
Appendix A: Portfolio Information	39

POLICY BENEFITS/RISKS SUMMARY

The Policy is a flexible premium adjustable variable life insurance policy.  The Policy is built around its Policy Account Value.  The Policy Account Value will increase or decrease depending on the investment performance of the Sub accounts, the amount of interest NLICA credits to the Guaranteed Account, the premiums the Owner pays, the Policy fees and charges NLICA deducts, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans).  NLICA does not guarantee any minimum Policy Account Value.  The Owner could lose some or all of his or her money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Definitions at the end of the prospectus define certain words and phrases used in this prospectus.

POLICY BENEFITS

The Death Benefit

As long as the Policy remains in force, NLICA will pay the Insurance Proceeds to the Beneficiary upon receipt of due proof of the death of the Insured.  The Insurance Proceeds will consist of the Policy's Death Benefit, plus any additional benefits provided by a supplementary benefit rider, less any outstanding Policy loan and accrued interest, less any unpaid Monthly Deductions.

There are two Death Benefit options available.  Death Benefit Option A provides a Death Benefit equal to the greater of:  (a) the Face Amount; and (b) the specified percentage of the Policy Account Value.  Death Benefit Option B provides a Death Benefit equal to the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the specified percentage of the Policy Account Value.  (See "Death Benefit".)  The Owner chooses at the time of application one of the two Death Benefit options.  NLICA will not issue the Policy until the Owner has elected a Death Benefit option.

Flexibility to Adjust Amount of Death Benefit

After the second Policy Year, the Owner has significant flexibility to adjust the Death Benefit by changing the Death Benefit option or by increasing or decreasing the Face Amount of the Policy.  (See "Death Benefit" and "Ability to Adjust Face Amount.")  The minimum amount of a requested increase in Face Amount is $25,000 (or such lesser amount required in a particular state) and any requested increase may require Evidence of Insurability.  Any decrease in Face Amount must be for at least $25,000 (or such lesser amount required in a particular state) and cannot result in a Face Amount less than the Minimum Face Amount available.  NLICA reserves the right to establish different Minimum Face Amounts for Policies issued in the future.

Any change in Death Benefit option or in the Face Amount may affect the charges under the Policy.  Any increase in the Face Amount will result in an increase in the Monthly Deductions and any increase in Face Amount will also increase the Surrender Charges which are imposed upon lapse or surrender of the Policy or the pro rata Surrender Charges imposed upon a decrease in Face Amount within the relevant ten-year period.  For any decrease in Face Amount, that part of the Surrender Charges attributable to the decrease will reduce the Policy Account Value, and the Surrender Charges will be reduced by this amount.  A decrease in Face Amount may also affect cost of insurance charges.  (See "Monthly Deductions.")  A change in Death Benefit option or Face Amount may have tax consequences.

To the extent that a requested decrease in Face Amount would result in cumulative premiums exceeding the maximum premium limitations applicable under the Internal Revenue Code of 1986 (the "Code") for life insurance, NLICA will not effect the decrease.

Where state law requires a return of premiums paid when a Policy is returned under the Free-Look provision, any portion of Net Premiums received before the expiration of a 15-day period beginning on the later of the Policy Issue Date or the date NLICA receives the Minimum Initial Premium, which are to be allocated to the Separate Account will be allocated to the Money Market Subaccount.  At the end of the 15-day period, Policy Account Value in the Money Market Subaccount is allocated to the Sub accounts as indicated in the Application.  (See "Payment and Allocation of Premiums.")

Transfers

The Owner may make transfers of the amounts in the Sub accounts and Guaranteed Account.  Transfers between and among the Sub accounts or into the Guaranteed Account are made as of the date NLICA receives the request.  NLICA requires a minimum amount for each such transfer, usually $1,000.  Transfers out of the Guaranteed Account may only be made within 30 days of a Policy Anniversary and are limited in amount.  If the Owner makes more than 12 transfers in a Policy Year, a Transfer Charge of $25 will be deducted from the amount being transferred.  (See "Transfers of Policy Account Value.")  We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

Free-Look

The Policy provides for an initial Free-Look period.  The Owner may cancel the Policy before the later of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails or personally delivers a Notice of Withdrawal Right to the Owner.  Upon returning the Policy to NLICA or to an agent of NLICA within such time with a written request for cancellation, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date NLICA receives the returned Policy; (ii) the amount deducted for premium taxes; (iii) any Monthly Deductions charged against the Policy Account Value; and (iv) an amount reflecting other charges directly or indirectly deducted under the Policy.  Where state law requires, the refund will instead equal the premiums paid.  (See "Free-Look Privileges.")

A Free-Look privilege also applies after a requested increase in Face Amount.  (See "Free-Look For Increase in Face Amount.")

Loan Privilege

The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum as may be required in a particular state) but not exceeding, in the aggregate, the Net Cash Surrender Value.  Policy loans will bear interest at a fixed rate of 6% per year, payable at the end of each Policy Year.  If interest is not paid when due, it will be added to the outstanding loan balance, beginning 23 days after the Policy Anniversary.  Policy loans may be repaid at any time and in any amount prior to the Final Policy Date.  NLICA transfers Policy Account Value in an amount equal to the loan (adjusted by the earned interest rate and charged interest rate to the next Policy Anniversary) to the Loan Account where it becomes collateral for the loan.  The transfer is made pro rata from each Subaccount and the Guaranteed Account unless the Owner specifies otherwise.  This collateral in the Loan Account earns interest at an effective annual rate of at least 4%.  (See "Loan Privileges" below.)

Depending upon the investment performance of the Sub accounts and the amounts borrowed, loans may cause a Policy to lapse.  Lapse of the Policy with outstanding loans may result in adverse tax consequences.  (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal of Net Cash Surrender Value

After the first Policy Year, the Owner may, subject to certain restrictions, withdraw part of Net Cash Surrender Value.  The minimum amount for such withdrawal is $1,500.  An expense charge of $25 will be deducted from the Policy Account Value for each withdrawal.  The withdrawal amount and expense charge is allocated to the Sub accounts and the Guaranteed Account based on the proportion that the value in each account bears to the total unloaned Policy Account Value unless the Owner specifies otherwise.  If Death Benefit Option A is in effect, NLICA will reduce the Face Amount by the amount of the withdrawal.  (See "Partial Withdrawal Privilege.")  A withdrawal may have tax consequences.

Surrender of the Policy

The Owner may at any time surrender the Policy and receive the entire Net Cash Surrender Value.  (See "Surrender Privilege.")  A surrender may have tax consequences.

Accelerated Death Benefit

Under the Accelerated Death Benefit ("ADB") Rider, an Owner may receive, at his or her request and upon approval by NLICA, accelerated payment of part of the Policy's Death Benefit if the Insured develops a terminal illness or, for Owners who elected the ADB Rider prior to November 13, 2001 (or such other date pursuant to state availability) is permanently confined to a nursing care facility.  NLICA will deduct an administrative charge from the accelerated death benefit at the time it is paid.  (See "Accelerated Death Benefit" below.)  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

Under the Long-Term Care Benefit Riders, the Owner may receive periodic payments of a portion of the death benefit and waiver of Monthly Deductions if the Insured becomes "chronically ill."  NLICA imposes a monthly charge if the Owner elects any of these riders.  (See "Long-Term Care Benefit Riders" below.)  There may be federal income tax consequences associated with the Long-Term Care Benefit Riders.  The Owner should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

Personalized Illustrations

Owners will receive personalized illustrations that reflect their own particular circumstances.  These illustrations may help Owners to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help Owners compare the Policy to other life insurance policies.  These illustrations also show the value of premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the premiums paid plus accumulated interest) if an Owner surrenders the Policy in the early Policy Years.  Therefore, an Owner should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

POLICY RISKS

Investment Risk

If the Owner invests his or her Policy Account Value in one or more Sub accounts, then he or she will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, NLICA deducts Policy fees and charges from the Policy Account Value, which can significantly reduce the Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on the Policy Account Value.  The Owner could lose everything he or she invests and the Policy could lapse without value, unless he or she pays additional premiums.

Frequent trading in the Sub accounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount trading may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive trading transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  NLICA may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, the Owner may need to increase the amount and/or frequency of premiums to keep the Policy in force.

Risk of Lapse

If the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and other charges under the Policy, the Policy may enter a 61-day Grace Period.  NLICA will notify the Owner that the Policy will lapse (terminate without value) unless the Owner makes a sufficient payment during the Grace Period.  The Policy generally will not lapse: (1) during the first two Policy Years if the Minimum Guarantee Premium has been paid; or (2) if the Owner pays sufficient premium before the end of the Grace Period.

Tax Risks

NLICA anticipates that a Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly if the Owner of the Policy pays the full amount of premiums permitted under the Policy.  An Owner of a Policy may, however, adopt certain self-imposed limitations on the amount of premiums paid for such a Policy, which should cause the Policy to meet the definition of a life insurance contract.  Any Owner contemplating the adoption of such limitations should consult a tax adviser.  In addition, if the Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  The Owner should consult a tax adviser about these consequences.

Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, a Policy owner should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, Death Benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the Death Benefit, although other taxes, such as estate taxes, may apply.  (See "Tax Status of the Policy.")

Under certain circumstances, a Policy may be treated as a "Modified Endowment Contract."  If the Policy is a Modified Endowment Contract, then all pre-death distributions, including Policy loans, will be treated first as a distribution of taxable income and then as a return of basis or investment in the Policy.  In addition, prior to age 59½ any such distributions generally will be subject to a 10% penalty tax.  (For further discussion of Modified Endowment Contracts, see "Tax Treatment of Policy Benefits.")

If the Policy is not a Modified Endowment Contract, distributions generally will be treated first as a return of basis or investment in the contract and then as disbursing taxable income.  Moreover, loans generally will not be treated as distributions, although there is some uncertainty with regard to the tax treatment of Policy loans outstanding after the later of the 10th Policy Anniversary or Attained Age 60.  Finally, neither distributions nor loans from a Policy that is not a Modified Endowment Contract are subject to the 10% penalty tax.  (See "Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.")

Withdrawal and Surrender Risks

The Surrender Charge under the Policy applies for 10 Policy Years after the Policy Date.  It is possible that the Owner will receive no Net Cash Surrender Value if the Policy is surrendered in the first few Policy Years.  A prospective Owner should purchase the Policy only if he or she has the financial ability to keep it in force for a substantial period of time.  A prospective Owner should not purchase the Policy if he or she intends to surrender all or part of the Policy Account Value in the near future.  NLICA designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.  Partial withdrawals are not permitted during the first Policy Year.  A surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because NLICA subtracts the amount of the loan from the Sub accounts and/or the Guaranteed Account as collateral and holds it in the Loan Account.  This loan collateral does not participate in the investment performance of the Sub accounts or receive any higher current interest rate credited to the Guaranteed Account.  NLICA reduces the amount it pays on the Insured's death by the amount of any outstanding Policy loans and accrued interest.  The Policy may lapse (terminate without value) if any outstanding Policy loans and accrued interest reduce the Net Cash Surrender Value to zero.

A loan may have tax consequences.  In addition, if a Policy that is not a Modified Endowment Contract is surrendered or lapses while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount received and taxed accordingly.

PORTFOLIO RISKS

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.  There is no assurance that any Portfolio will achieve its stated investment objective.

FEE TABLE

The following tables describe the fees and expenses that an Owner will pay when buying, owning, and surrendering the Policy.  The first table describes the fees and expenses that an Owner will pay at the time that he or she buys the Policy, surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Sub accounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment depending on Insured's state of residence	0-4% of each premium payment, depending on Insured's state of residence
Percent of Premium Sales Charge	Upon receipt of each premium payment	3% of premium payments	1.5% of premium payments
Maximum Deferred Surrender Charge:
Deferred Sales Charge[2]	Upon surrender, lapse, or decrease in Face Amount during the first 10 Policy Years
The lesser of: (1) 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for the Initial Face Amount

The lesser of: (1) 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for the Initial Face Amount

Deferred Administrative Charge[3]	Upon surrender, lapse, or decrease in Face Amount during the first 10 Policy Years	$3.00 per $1000 of Face Amount	$3.00 per $1000 of Face Amount
Maximum Deferred Additional Surrender Charge (Additional Deferred Sales Charge)[4]	Upon surrender, lapse, or decrease in Face Amount during the first 10 years following an increase in Face Amount
The lesser of: (1) 27% of all premiums received for the increase up to the first Target Premium for that increase during the first 12 Policy months after the increase plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for each increase in Face Amount.

The lesser of: (1) 27% of all premiums received for the increase up to the first Target Premium for that increase during the first 12 Policy months after the increase plus 6% of all other premiums paid to the date of surrender or lapse; or (2) 50% of the Target Premium for each increase in Face Amount.

Face Amount Increase Charge	Upon increase in Face Amount	$50 plus $3.00 per $1,000 of Face Amount increase	$50 plus $1.00 per $1,000 of Face Amount increase

1 NLICA does not deduct a premium tax charge in jurisdictions that impose no premium tax.  Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.

2 The Deferred Sales Charge may increase if additional premiums are paid after Policy Year 1, as the charge for each Policy Year after the first Policy Year (until Policy Year 11) equals the prior Policy Year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for the Initial Face Amount).  The Deferred Sales Charge is 0% after the 10th Policy Year.  The Deferred Sales Charge is reduced by any Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount.  Upon a decrease in Face Amount, NLICA deducts a portion of this charge.

3 Beginning in the 7th Policy Year, the Deferred Administrative Charge decreases each Policy Year to $0 after the 10th Policy Year.  The charge varies by Issue Age, and is lower for Issue Ages under 35.  Upon a decrease in Face Amount, NLICA deducts a portion of this charge.

4 The Additional Deferred Sales Charge may increase if additional premiums are paid more than one year following the increase, as the charge for each year following the increase (until Policy Year 11) equals the prior year's charge plus 6% of all other premiums paid to the date of surrender or lapse (if greater than the specified percentage of Target Premium for each increase in Face Amount).  The Additional Deferred Sales Charge is 0% after the 10th Policy Year.  The Additional Deferred Sales Charge is reduced by any Additional Deferred Sales Charges previously paid at the time of any prior decrease in Face Amount.  Upon a decrease in Face Amount, NLICA deducts a portion of this charge.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[1]	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee[2]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount
Accelerated Death Benefit Rider	At the time the accelerated death benefit is paid	$250	$100

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[3] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.06 - $420.82 per $1,000 of Net Amount at Risk per month	$0.04 - $113.16 per $1,000 of Net Amount at Risk per month during Policy Years 11 and later
Charge for a male Insured, Attained Age 45, in the nonsmoker Premium Class and within the first 10 Policy Years	On Policy Date and monthly on Policy Processing Day	$0.52 per $1,000 of Net Amount at Risk per month	$0.26 per $1,000 of Net Amount at Risk per month
Initial Administrative Charge[4]	On Policy Date and monthly on Policy Processing Day	$17.50	$17.50
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12	$7.50
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which the Owner is invested	Annual rate of 0.65% of the average daily net assets of each Subaccount in which the Owner is invested
Loan Interest Charge[5]	On Policy Anniversary or earlier, as applicable[6]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount

1 NLICA does not assess a transfer charge for the first 12 transfers each Policy Year.

2 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

3 Cost of insurance charges vary based on the Insured's Attained Age, sex, Premium Class, Policy Year, and Net Amount at Risk.  The cost of insurance charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to the Policy, and more detailed information concerning the Owner's cost of insurance charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLICA will provide the Owner with personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.

4 NLICA only deducts the Initial Administrative Charge on the first 12 Policy Processing Days.
5 NLICA will not impose this charge if an Owner is not invested in the Zero Coupon Bond Subaccount.
6 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest NLICA charges for a loan (6.00% annually) and the amount of interest NLICA credits to the Loan Account (guaranteed not to be lower than 4.00% annually)).  After offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually), and after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Charges:[1]
Change of Insured Rider	N/A	None	None
Children's Term Insurance Rider	On rider policy date and monthly on Policy Processing Day	$0.52 per $1,000 of rider coverage amount per month	$0.52 per $1,000 of rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 Net Amount at Risk per month	$0.01 - $1.76 per $1,000 Net Amount at Risk per month
Charge for an Insured, Attained Age 42	On rider policy date and monthly on Policy Processing Day	$0.01 per $1,000 Net Amount at Risk per month	$0.01 per $1,000 Net Amount at Risk per month
Disability Waiver of Premium Benefit Rider: Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	2% - 23.2% of the monthly benefit amount per month	2% - 23.2% of the monthly benefit amount per month
Charge for an Insured, Issue Age 37	On rider policy date and monthly on Policy Processing Day	3.1% of the monthly benefit amount per month	3.1% of the monthly benefit amount per month
Final Policy Date Extension Rider	N/A	None	None
Long-Term Care Benefit Riders:
1. Long-Term Care Acceleration Benefit Rider[2] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.02[3] - $3.24[4] per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55 with a 4% Acceleration Benefit Rider	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.20 per $1,000 of Net Amount at Risk per month
2. Long-Term Care Waiver Benefit Rider[5] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 - $3.47 per $1,000 of Net Amount at Risk per month
Charge for a male Insured, Attained Age 55	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01 per $1,000 Net Amount at Risk per month

1 Charges for the Disability Waiver Benefit Rider, Disability Waiver of Premium Benefit Rider, Long- Term Care Benefit Riders, and Other Insured Convertible Term Life Insurance Rider may vary based on the Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and Net Amount at Risk.  Charges based on Attained Age may increase as the Insured ages.  The rider charges shown in the table may not be typical of the charges the Owner will pay.  The Policy's specifications page will indicate the rider charges applicable to the Policy, and more detailed information concerning these rider charges is available on request from the Service Center.  Also, before the Owner purchases the Policy, NLICA will provide personalized illustrations of future benefits under the Policy based upon the Insured's Issue Age and Premium Class, the Death Benefit option, Face Amount, Planned Periodic Premiums, and riders requested.

2 NLICA may increase the rates for the Long-Term Care Acceleration Benefit Rider charge on a class basis.  NLICA waives this rider's charge during the time NLICA pays benefits under the rider.

3 Based on the selection of the 2% Long-Term Care Acceleration Benefit Rider.

4 Based on the selection of the 4% Long-Term Care Acceleration Benefit Rider.

5 NLICA may increase the rates for the Long-Term Care Waiver Benefit Rider charge on a class basis.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
3. Long-Term Care Extended Insurance Benefit Rider[1] Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.01[2] - $8.72[3] per $1,000 of rider coverage amount per month
Charge for a male Insured, Issue Age 55 with a 4% Extended Insurance Benefit Rider, assuming no inflation or nonforfeiture protection (as described in the rider), and assuming lifetime payments	On rider policy date and monthly on Policy Processing Day	No maximum amount is guaranteed	$0.28 per $1,000 of rider coverage amount per month
Other Insured Convertible Term Life Insurance Rider Minimum and Maximum Charge	On rider policy date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of rider coverage amount per month	$0.06 - $113.17 per $1,000 of rider coverage amount per month
Charge for a female Insured, Attained Age 42, in the nonsmoker Premium Class	On rider policy date and monthly on Policy Processing Day	$0.20 per $1,000 of rider coverage amount per month	$0.14 per $1,000 of rider coverage amount per month

The next item shows the minimum and maximum Total Annual Portfolio Annual Expenses, as of December 31, 2006, charged by the sub-account Portfolios that you may pay periodically during the time that you own the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectus for the mutual funds available under this policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expense, as a percentage of average Portfolio assets)	0.10%	–	2.74%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III
•	Fidelity VIP Fund – VIP High Income Portfolio: Initial Class R
•	Fidelity VIP Fund – VIP Overseas Portfolio: Initial Class R
•	Fidelity VIP Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	Janus Aspen Series – Global Technology Portfolio: Service II Shares
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	NVIT – Federated NVIT High Income Bond Fund: Class III
•	NVIT – Gartmore NVIT Emerging Markets Fund: Class III
•	NVIT – Gartmore NVIT Global Utilities Fund: Class III
•	NVIT – Nationwide NVIT Global Financial Services Fund: Class III

1 NLICA may increase the rates for the Long-Term Care Extended Insurance Benefit Rider charge on a class basis.  NLICA waives this rider's charge during the time NLICA pays benefits under the rider.

2 Based on the selection of the 2% Long-Term Care Extended Insurance Benefit Rider, without inflation or nonforfeiture protection (as described in the Rider), and with a fixed extension period.

3 Based on the selection of the 4% Long-Term Care Extended Insurance Benefit Rider, with inflation and nonforfeiture protection (as described in the Rider), and with a lifetime extension period.

•	NVIT – Nationwide NVIT Global Health Sciences Fund: Class III
•	NVIT – Nationwide NVIT Global Technology and Communications Fund: Class III
•	NVIT – NVIT International Value Fund: Class III
•	Neuberger Berman Advisers Management Trust – AMT International Portfolio: S Class
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class 3
•	Van Eck Worldwide Insurance Trust – Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Real Estate Fund: Class R

THE POLICY

The Flexible Premium Adjustable Variable Life Insurance Policy offered by this prospectus is issued by NLICA.  The Policy is similar in many ways to a fixed benefit life insurance policy.  As with a fixed-benefit life insurance policy, the Owner of a Policy makes premium payments in return for insurance coverage on the person insured.  Also, like many fixed-benefit life insurance policies, the Policy provides for accumulation of Net Premiums and a Net Cash Surrender Value that is payable if the Policy is surrendered during the Insured's lifetime.  As with many fixed-benefit life insurance policies, the Net Cash Surrender Value during the early Policy Years is likely to be substantially lower than the aggregate premium payments made.

However, the Policy differs from a fixed-benefit life insurance policy in several important respects.  Unlike a fixed-benefit life insurance policy, under the Policy, the Death Benefit may, and the Policy Account Value will, increase or decrease to reflect the investment performance of any Sub accounts to which Policy Account Value is allocated.  Also, unless the entire Policy Account Value is allocated to the Guaranteed Account, there is no guaranteed minimum Net Cash Surrender Value.  If Net Cash Surrender Value is insufficient to pay charges due, then, after a Grace Period, the Policy may lapse without value.  (See "Policy Duration.")  However, NLICA guarantees that the Policy will remain in force during the first two Policy Years as long as certain requirements related to the Minimum Guarantee Premium have been met.  (See "Policy Lapse.")  If a Policy lapses while loans are outstanding, certain amounts may become subject to income tax.  (See "Federal Income Tax Considerations.")

The Policy is called "flexible premium" because there is no fixed schedule for premium payments, even though the Owner may establish a schedule of Planned Periodic Premiums.  The Policy is described as "adjustable" because the Owner may, within limits, increase or decrease the Face Amount and may change the Death Benefit options.

The Policy is designed to provide lifetime insurance benefits and long-term investment of Policy Account Value.  A prospective Owner should evaluate the Policy in conjunction with other insurance coverage that he or she may have, as well as their need for insurance and the Policy's long-term investment potential.  It may not be advantageous to replace existing insurance coverage with the Policy.  In particular, replacement should carefully be considered if the decision to replace existing coverage is based solely on a comparison of Policy illustrations.

This Policy is issued for Insureds with Issue Ages 0-85.  The Minimum Face Amount is $100,000.  (For a Policy issued in New York State the maximum Face Amount at issue is $2,500,000.)

NLICA offers other variable life insurance policies that have different Death Benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect the Owner's Subaccount performance and Policy Account Value.  To obtain more information about these other policies, contact NLICA's Service Center or the Owner's agent.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

THE COMPANY, SEPARATE ACCOUNT AND FUNDS

Nationwide Life Insurance Company of America

NLICA is a stock life insurance company.  NLICA is located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.  NLICA's Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Separate Account

The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under the Policies as well as other variable life insurance policies NLICA may issue.  The assets of the Separate Account are owned by NLICA.  However, these assets are held separate from other assets and are not part of NLICA's General Account.  NLICA is obligated to pay all benefits under the Policies.  The portion of the Separate Account's assets equal to the reserves and other liabilities under the Policies (and other policies) supported by the Separate Account are not chargeable with liabilities arising out of any other business that NLICA may conduct.  NLICA may transfer to its General Account any assets of the Separate Account that exceed the reserves and Policy liabilities of the Separate Account (which will always be at least equal to the aggregate Policy Account Value allocated to the

Separate Account under the Policies).  The income, gains and losses, realized or unrealized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of NLICA.  NLICA may accumulate in the Separate Account the accrued charges for mortality and expense risks and investment results attributable to assets representing such charges.

The Separate Account is registered with the SEC under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust type of investment company.  Such registration does not involve any supervision of the management or investment practices or policies of the Separate Account by the SEC.  The Separate Account meets the definition of a "Separate Account" under federal securities laws.  The Separate Account has Sub accounts which each invest exclusively in Portfolios of the Mutual Funds.

NLICA reserves the right to make structural and operational changes affecting the Separate Account.  (See "Addition, Deletion, or Substitution of Investments.")

NLICA does not guarantee any money that the Owner places in the Sub accounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  The Owner could lose some or all of his or her money.

The Funds

Each of the Funds offered in the Policy is registered with the SEC under the 1940 Act as an open-end management investment company.  The SEC does not, however, supervise the management or the investment practices and policies of the Funds or their Portfolios.  The assets of each Portfolio are separate from the assets of other portfolios of that Fund and each Portfolio has separate investment objectives and policies.  Some of the Funds may, in the future, create additional Portfolios.  The investment experience of each Subaccount depends on the investment performance of its corresponding Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and NLICA makes no representation, that the investment performance of any of the Portfolios under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

Additional Information About the Funds and Portfolios

No one can assure that any Portfolio will achieve its stated objectives and policies.

More detailed information concerning the investment objectives, policies and restrictions of the Portfolios, the expenses of the Portfolios the risks attendant to investing in the Portfolios and other aspects of the Funds' operations can be found in the current prospectus for each Fund and the current Statement of Additional Information for the Funds.  The Funds' prospectuses should be read carefully and kept for future reference before any decision is made concerning the allocation of Net Premium or transfers of Policy Account Value among the Sub accounts.

NLICA (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by NLICA (or an affiliate).  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay NLICA more than others.  NLICA also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, NLICA reserves the right to make certain changes to the structure and operation of the Separate Account without the Owner's consent, including, among others, the right to:

1.	Remove, combine, or add Sub accounts and make the new Sub accounts available to the Owner at NLICA's discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at NLICA's discretion;

3.
Substitute or close Sub accounts to allocations of premiums or Policy Account Value, or both, and to existing investments or the investment of future premiums, or both, at any time in NLICA's discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Sub accounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Funds, which sell their shares to the Sub accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub accounts.  NLICA will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  NLICA will notify the Owner of any changes.

DETAILED DESCRIPTION OF POLICY PROVISIONS

Death Benefit

General.  As long as the Policy remains in force, the Insurance Proceeds of the Policy will, upon due proof of the Insured's death (and fulfillment of certain other requirements), be paid to the Beneficiary in accordance with the designated Death Benefit option.  The Insurance Proceeds will be determined as of the date of the Insured's death and will be equal to:

1.	the Death Benefit; plus

2.	any additional benefits due under a supplementary benefit rider attached to the Policy; minus

3.	any loan and accrued loan interest on the Policy; minus

4.	any overdue deductions if the death of the Insured occurs during the Grace Period.

The Insurance Proceeds may be paid in cash or under one of the settlement options set forth in the Policy.

Death Benefit Options.  The Policy provides two Death Benefit options: Option A and Option B.  The Owner designates the Death Benefit option in the Application and may change it as described in "Change in Death Benefit Option."  Under either option, the duration of the Death Benefit coverage depends upon the Policy's Net Cash Surrender Value.  (See "Policy Duration.")

Option A.  The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy; and (b) the Policy Account Value as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death multiplied by the specified percentage shown in the table below:

Attained Age	Percentage	Attained Age	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Illustration of Option A – For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no Policy loan outstanding.

Under Option A, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000.  The specified percentage for an Insured under Attained Age 40 on the Policy Anniversary prior to the date of death is 250%.  Because the Death Benefit must be equal to or be greater than 2.50 times the Policy Account Value, any time the Policy Account Value exceeds $80,000 the Death Benefit will exceed the Face Amount.  Each additional dollar added to the Policy Account Value will increase the Death Benefit by $2.50.  Thus, a 35 year old Insured with a Policy Account Value of $150,000 will have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); a Policy Account Value of $400,000 will yield a Death Benefit of $1,000,000 (2.50 x $400,000).

Similarly, any time the Policy Account Value exceeds $80,000, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50.  If at any time, however, the Policy Account Value multiplied by the specified percentage is less than the Face Amount, the Death Benefit will be the Face Amount of the Policy.

Option B.  The Death Benefit is equal to the greater of: (a) the Face Amount of the Policy plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage shown in the table above.  (The Policy Account Value in each case is determined as of the date of the Insured's death if this day is a Valuation Day, otherwise on the Valuation Day next following the Insured's date of death.)

Illustration of Option B – For purposes of this illustration, assume that the Insured is under Attained Age 40 and there is no outstanding Policy loan.

Under Option B, a Policy with a Face Amount of $200,000 will generally pay a Death Benefit of $200,000 plus the Policy Account Value.  Thus, for example, a Policy with a $50,000 Policy Account Value will have a Death Benefit of $250,000 ($200,000 plus $50,000); and a Policy Account Value of $100,000 will yield a Death Benefit of $300,000.  Since the specified percentage is 250%, the Death Benefit will be at least 2.50 times the Policy Account Value.  As a result, if the Policy Account Value exceeds $133,333, the Death Benefit will be greater than the Face Amount plus the Policy Account Value.  Each additional dollar added to the Policy Account Value above $133,333 will increase the Death Benefit by $2.50.  An Insured with a Policy Account Value of $150,000 will therefore have a Death Benefit of $375,000 (2.50 x $150,000); a Policy Account Value of $300,000 will yield a Death Benefit of $750,000 (2.50 x $300,000); and a Policy Account Value of $500,000 will yield a Death Benefit of $1,250,000 (2.50 x $500,000).

Similarly, any time the Policy Account Value exceeds $133,333, each dollar taken out of the Policy Account Value will reduce the Death Benefit by $2.50.  If at any time, however, the Policy Account Value multiplied by the applicable percentage is less than the Face Amount plus the Policy Account Value, the Death Benefit will be the Face Amount plus the Policy Account Value.

Which Death Benefit Option to Choose.  If an Owner prefers to have premium payments and favorable investment performance reflected partly in the form of an increasing Death Benefit, the Owner should choose Option B.  If an Owner is satisfied with the amount of the Insured's existing insurance coverage and prefers to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, the Owner should choose Option A.

Change in Death Benefit Option.  After the second Policy Year at any time when the Death Benefit would be the Face Amount (if Option A is in effect) or the Face Amount plus the Policy Account Value (if Option B is in effect), the Owner may change the Death Benefit option in effect by sending NLICA a completed application for change.  No charges will be imposed to make a change in the Death Benefit option.  The effective date of any such change will be the Policy Processing Day on or next following the date NLICA receives the completed application for change.

If the Death Benefit option is changed from Option A to Option B, on the effective date of the change, the Death Benefit will not change and the Face Amount will be decreased by the Policy Account Value on that date.  However, this change may not be made if it would reduce the Face Amount to less than the Minimum Face Amount.

If the Death Benefit option is changed from Option B to Option A, on the effective date of the change, the Death Benefit will not change and the Face Amount will be increased by the Policy Account Value on that date.

A change in the Death Benefit option may affect the Net Amount at Risk over time, which, in turn, would affect the monthly cost of insurance charge.  Changing from Option A to Option B will generally result in a Net Amount at Risk that remains level.  Such a change will result in a relative increase in the cost of insurance charges over time because the Net Amount at Risk will, unless the Death Benefit is based on the applicable percentage of Policy Account Value, remain level rather than decreasing as the Policy Account Value increases.  Unless the Death Benefit is based on the applicable percentage of Policy Account Value, changing from Option B to Option A will, if the Policy Account Value increases, decrease the Net Amount at Risk over time, thereby reducing the cost of insurance charge.

The effects of these Death Benefit option changes on the Face Amount, Death Benefit and Net Amount at Risk can be illustrated as follows.  Assume that a contract under Option A has a Face Amount of $500,000 and a Policy Account Value of $100,000 and, therefore, a Death Benefit of $500,000 and a Net Amount at Risk of $400,000 ($500,000 - $100,000).  If the Death Benefit option is changed from Option A to Option B, the Face Amount will decrease from $500,000 to $400,000 and the Death Benefit and Net Amount at Risk would remain the same.  Assume that a contract under Option B has a Face Amount of $500,000 and a Policy Account Value of $50,000 and, therefore, the Death Benefit is $550,000 ($500,000 + $50,000) and a Net Amount at Risk of $500,000 ($550,000 - $50,000).

If the Death Benefit option is changed from Option B to Option A, the Face Amount will increase to $550,000, and the Death Benefit and Net Amount at Risk would remain the same.

If a change in the Death Benefit option would result in cumulative premiums exceeding the maximum premium limitations under the Internal Revenue Code for life insurance, NLICA will not effect the change.

A change in the Death Benefit option may have federal income tax consequences.  The Owner of a Policy should consult a tax advisor before changing the Death Benefit option.

How the Death Benefit May Vary.  The amount of the Death Benefit may vary with the Policy Account Value.  The Death Benefit under Option A will vary with the Policy Account Value whenever the specified percentage of Policy Account Value exceeds the Face Amount of the Policy.  The Death Benefit under Option B will always vary with the Policy Account Value because the Death Benefit equals the greater of: (a) the Face Amount plus the Policy Account Value; and (b) the Policy Account Value multiplied by the specified percentage.

Ability to Adjust Face Amount

Subject to certain limitations, an Owner may generally, at any time after the second Policy Year, increase or decrease the Policy's Face Amount by submitting a written application to NLICA.  The effective date of the increase or decrease will be the Policy Processing Day on or next following NLICA's approval of the request.  An increase or decrease in Face Amount may have tax consequences.  (See "Tax Treatment of Policy Benefits.")  The Owner of a Policy should consult a tax advisor before increasing or decreasing the Face Amount.  The effects of changes in Face Amount on Policy charges, as well as other considerations, are described below.

Increase.  A request for an increase in Face Amount may not be for less than $25,000 (or such lesser amount required in a particular state).  The Owner may not increase the Face Amount after the Insured's Attained Age 75 or if the Face Amount was increased during the prior 12-month period.  To obtain the increase, the Owner must submit an application for the increase and provide Evidence of Insurability satisfactory to NLICA.

On the effective date of an increase, and taking the increase into account, the Net Cash Surrender Value must be equal to the Monthly Deductions then due and the expense charge for the increase in Face Amount.  If the Net Cash Surrender Value is not sufficient, the increase will not take effect until the Owner makes a sufficient additional premium payment to increase the Net Cash Surrender Value.

An increase in the Face Amount will generally affect the total Net Amount at Risk, which will increase the monthly cost of insurance charges.  An increase in Face Amount will increase the amount of any Additional Surrender Charge.  A Face Amount increase expense charge will also be deducted.  (See "Face Amount Increase Charge.")  In addition, different cost of insurance rates may apply to the increase in insurance coverage.  (See "Monthly Deductions.")

After increasing the Face Amount, the Owner will have the right: (a) during the Free-Look period following the effective date of the increase, to have the increase canceled and receive a credit or refund equal to the cost of insurance charge and the increase charge deducted for the increase; and (b) during the first 24 months following the increase, to exchange the increase in Face Amount for a fixed benefit permanent life insurance policy issued by NLICA.  (See "Transfers of Policy Account Value.")

Decrease.  The amount of a Face Amount decrease must be for at least $25,000 (or such lesser amount required in a particular state).  The Face Amount after any decrease may not be less than the Minimum Face Amount.  A decrease in Face Amount will not be permitted if the Face Amount was increased during the prior 12-month period.  To the extent a decrease in the Face Amount could result in cumulative premiums exceeding the maximum premium limitations applicable for life insurance under the Code, NLICA will not effect the decrease.

A decrease in the Face Amount generally will decrease the total Net Amount at Risk, which will decrease an Owner's monthly cost of insurance charges.  A decrease in the Face Amount may result in the imposition of a Surrender Charge as of the Policy Processing Day on which the decrease becomes effective.  (See "Surrender Charges.")

Any Surrender Charge applicable to a decrease will be deducted from the Policy Account Value and the remaining Surrender Charge will be reduced by the amount deducted.  The Surrender Charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the total unloaned Policy Account Value.

For purposes of determining the cost of insurance charge and Surrender Charges, any decrease in the Face Amount will reduce the Face Amount in the following order: (a) the Face Amount provided by the most recent increase; (b) the next most recent increases, successively; and (c) the Initial Face Amount.

Insurance Protection

An Owner may increase or decrease the insurance protection provided by the Policy (i.e., the Net Amount at Risk) in one of several ways, as insurance needs change.  These ways include increasing or decreasing the Face Amount, changing the level of premium payments, and by making a partial withdrawal of Net Cash Surrender Value.  The consequences of each are summarized below.

A decrease in Face Amount will decrease the insurance protection.  It will not reduce the Policy Account Value, except for the deduction of any Surrender Charge applicable to the decrease.  The Monthly Deductions will generally be correspondingly lower following the decrease.

An increase in Face Amount will generally increase the amount of insurance protection, depending on the Policy Account Value and specified percentage.  If the insurance protection is increased, Monthly Deductions will increase as well.

Under Death Benefit Option A, until the specified percentage of Policy Account Value exceeds the Face Amount, then: (a) if the Owner increases the premium payments from the current level, the amount of insurance protection will generally be reduced; and (b) if the Owner reduced the premium payments from the current level, the amount of insurance protection will generally be increased.

Under Death Benefit Option B, until the specified percentage of Policy Account Value exceeds the Face Amount plus the Policy Account Value, the level of premium payments will not affect the amount of insurance protection.  (However, both the Policy Account Value and Death Benefit will be increased if premium payments are increased and reduced if premium payments are reduced.)

Under either Death Benefit option, if the Death Benefit is the specified percentage of Policy Account Value, then: (a) if the Owner increases premium payments from the current level, the amount of insurance protection will increase; and (b) if the Owner reduces the premium payments from the current level, the amount of insurance protection will decrease.

A partial withdrawal of Net Cash Surrender Value will reduce the Death Benefit.  If Death Benefit Option A is in effect, the withdrawal will decrease the Policy's Face Amount by the amount withdrawn plus the partial withdrawal expense charge.  If Death Benefit Option B is in effect, it will not reduce the amount of insurance protection unless the Death Benefit is based on the specified percentage of Policy Account Value.  In this event, however, the decrease in the Death Benefit will be greater than the amount of a withdrawal.

An increase or decrease in the Policy's insurance protection may have tax consequences.  The Owner of a Policy should consult a tax advisor before increasing or decreasing the insurance protection.

Payment and Allocation of Premiums

Issuance of a Policy.  In order to purchase a Policy, an individual must make Application to NLICA through a licensed NLICA agent who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such a broker/dealer.  If NLICA accepts the Application, a Policy will be issued in consideration of payment of the Minimum Initial Premium set forth in the Policy.  The Minimum Face Amount of a Policy is $100,000.  If the applicant submits the Application and/or initial premium to his or her agent, NLICA will not begin processing the purchase order until NLICA receives the Application and initial premium from the agent's broker-dealer.

NLICA reserves the right to revise its rules from time to time to specify a different Minimum Face Amount for subsequently issued Policies.  The maximum Face Amount for a Policy in New York State is $2,500,000.  A Policy will be issued only with respect to Insureds who have an Issue Age of 80 or less and who provide NLICA with satisfactory Evidence of Insurability.  Acceptance is subject to NLICA's underwriting rules.  NLICA reserves the right to reject an Application for any reason permitted by law.  (See "Distribution of Policies.")

At the time the Application for a Policy is signed, an applicant can, subject to NLICA's underwriting rules, obtain temporary insurance protection, pending issuance of the Policy.  The amount of temporary insurance protection provided by NLICA may be less than the full amount of coverage that the Owner later receives.

Amount and Timing of Premiums.  No insurance will take effect until the Minimum Initial Premium is paid, the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application.  We begin to deduct monthly charges from the Policy Account Value on the Policy Issue Date.  Prior to the Final Policy Date and while the Policy is in force, an Owner may make additional premium payments at any time and in any amount, subject to the limitations set forth below.  Each premium payment must be for at least $25.  If the Owner submits a premium payment to his or her agent, NLICA will not begin processing the premium until NLICA receives it from the agent's broker-dealer.  Subject to certain limitations described below, an Owner has considerable flexibility in determining the amount and frequency of premium payments.

At the time of application, each Owner will select a Planned Periodic Premium schedule, based on a periodic billing mode of annual, semi-annual, or quarterly payment.  The Owner is entitled to receive a premium reminder notice from NLICA at the specified interval.  The Owner may change the Planned Periodic Premium frequency and amount.  Also, under the automatic payment plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source, rather than being "billed."

Any payments made while there is an outstanding Policy loan are considered loan repayments, unless NLICA is notified in writing that the amount is to be applied as a premium payment.  The Owner is not required to pay the Planned Periodic Premiums in accordance with the specified schedule.  The Owner has the flexibility to alter the amount and frequency of premium payments.  However, payment of the Planned Periodic Premiums does not guarantee that the Policy will remain in force.  Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value.  Thus, even if Planned Periodic Premiums are paid, the Policy may lapse whenever the Net Cash Surrender Value is insufficient to pay the Monthly Deductions and any other charges and if a Grace Period expires without an adequate payment by the Owner.

Premium Limitations.  The Code provides for exclusion of the death benefit from a beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all premiums paid under a policy exceed such limits.  NLICA has established procedures to monitor whether aggregate premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total premiums exceeding such limits, NLICA will accept only that portion of the premium that would make total premiums equal the maximum amount that may be paid under the Policy.  NLICA will notify the Owner of available options with regard to the excess premium.  If a satisfactory arrangement is not made, NLICA will refund this excess to the Owner.  If total premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's Death Benefit over the Policy's Cash Surrender Value should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time.  As a result, any Policy changes that affect the amount of the Death Benefit may affect whether cumulative premiums paid under the Policy exceed the maximum premium limitations.  To the extent that any such change would result in cumulative premiums exceeding the maximum premium limitations, NLICA will not effect such change.  (See "Federal Income Tax Considerations.")  NLICA reserves the right to require satisfactory Evidence of Insurability before accepting a premium payment that would increase the Net Amount at Risk.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a Modified Endowment Contract ("MEC"), NLICA will notify the Owner that the Policy will become a MEC unless the Owner requests a refund of the excess premium within 30 days after receiving the notice.  If the Owner requests a refund, NLICA will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Sub accounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Sub accounts and/or the Guaranteed Account.  The excess premium paid (including any interest or earnings on the excess premium) will be returned to the Owner.  For more information on MECs, see "Federal Income Tax Considerations."

Allocation of Net Premiums.  The Owner indicates in the Application how Net Premiums should be allocated among the Sub accounts and/or the Guaranteed Account.  The percentages of each Net Premium that may be allocated to any account must be in whole numbers and the sum of the allocation percentages must be 100%.  NLICA allocates the Net Premiums as of the date it receives such premium at its Service Center according to the Owner's current premium allocation instructions, unless otherwise specified.

The values of the Sub accounts will vary with their investment experience and the Owner bears the entire investment risk.  Owners should periodically review their allocation schedule in light of market conditions and the Owner's overall financial objectives.

Delay in Allocation.  Certain states require NLICA to refund all payments (less any partial withdrawals and indebtedness) in the event the Owner cancels the Policy during the Free-Look period.  See "Free-Look Privileges."  In those states, NLICA will allocate to the Money Market Subaccount any premiums the Owner requests be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date NLICA receives the Minimum Initial Premium.  After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Sub accounts as indicated in the Application.  NLICA invests all Net Premiums paid thereafter based on the allocation percentages then in effect.

Replacement of Existing Insurance.  It may not be in an Owner's best interest to surrender, lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  Owners should compare their existing insurance and the Policy carefully.  Owners should replace their existing insurance only when they determine that the Policy is better for them.  Owners may have to pay a surrender charge on their existing insurance, and the Policy will impose a new Surrender Charge period.  Owners should talk to their financial professional or tax adviser to make sure the exchange will be tax-free.  If an Owner surrenders his or her existing policy for cash and then buys the Policy, he or she may have to pay a tax, including possibly a penalty tax, on the surrender.  Because NLICA will not issue the Policy until NLICA has received an initial premium from the Owner's existing insurance company, the issuance of the Policy may be delayed.

Policy Account Value

The Policy Account Value is the total amount of value held under the Policy at any time.  It is equal to the sum of the Policy's values in the Sub accounts, the Guaranteed Account and the Loan Account.  Policy Account Value varies from day to day, depending on the investment performance of the Sub accounts chosen by the Owner, interest NLICA credits to the Guaranteed Account, charges NLICA deducts, and any other transactions (e.g., transfers, partial withdrawals, and loans).  Net Premiums are credited to the Policy Account Value on the basis of the unit value of a Subaccount next determined after NLICA's receipt of the Net Premium.  NLICA does not guarantee a minimum Policy Account Value.  The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge is the Cash Surrender Value.

The Policy Account Value and Cash Surrender Value will reflect the investment performance of the chosen Sub accounts, the crediting of interest in excess of 4% (the guaranteed minimum) for the Guaranteed Account and the Loan Account, any Net Premiums paid, any transfers, any partial withdrawals, any loans, any loan repayments, any loan interest paid, and any charges assessed in connection with the Policy.

Calculation of Policy Account Value.  The Policy Account Value is determined first on the Policy Date and thereafter at the close of each Valuation Day.  On the Policy Date, the Policy Account Value equals the Net Premiums received less any Monthly Deductions on the Policy Date.  On each Valuation Day after the Policy Date, the Policy Account Value is:

1.	Policy Account Value in each Subaccount, determined by multiplying the number of units of the Subaccount by the Subaccount's unit value on that date;

2.	Policy Account Value in the Guaranteed Account; plus

3.	Policy Account Value in the Loan Account.

Determination of Number of Units.  Allocated Net Premiums, or Policy Account Value transferred to a Subaccount are used to purchase units of that Subaccount; units are redeemed when amounts are deducted, transferred or withdrawn.  The number of units of a Subaccount at any time equals the number of units purchased minus the number of units redeemed up to such time.  For each Subaccount, the number of units purchased or redeemed in connection with a particular transaction is determined by dividing the dollar amount by the unit value.

Determination of Unit Value.  The unit value of a Subaccount on any Valuation Day is equal to the unit value on the immediately preceding Valuation Day multiplied by the net investment factor for that Subaccount on that Valuation Day.

Net Investment Factor.  The net investment factor for each Subaccount measures the investment performance of a Subaccount from one Valuation Day to the next.

The factor increases to reflect investment income and capital gains, realized and unrealized, for the shares of the underlying Portfolio.  The factor decreases to reflect any capital losses, realized or unrealized, for the shares of the underlying Portfolio as well as the asset charge for mortality and expense risks.

The asset charge for mortality and expense risks will be deducted in determining the applicable net investment factor.

Policy Duration

Policy Lapse.  The Policy will remain in force as long as the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deductions and other charges under the Policy.  When the Net Cash Surrender Value is insufficient to pay the charges and the Grace Period expires without an adequate premium payment by the Owner, the Policy may lapse and terminate without value.  If the Policy enters a Grace Period, NLICA will mail a notice to the Owner's last known address.  Notwithstanding the foregoing, during the first two Policy Years the Policy will not lapse if the Minimum Guarantee Premium has been paid.

The Policy provides for a 61-day Grace Period that is measured from the date on which notice is sent by NLICA indicating that the Grace Period has begun.  Thus, the Policy does not lapse, and the insurance coverage continues, until the expiration of this Grace Period.  To prevent lapse, the Owner must, during the Grace Period, make a premium payment equal to three Monthly Deductions.  The notice sent by NLICA will specify the payment required to keep the Policy in force.  If the Insured dies during the Grace Period, NLICA will pay the Insurance Proceeds.

Reinstatement.  A Policy that lapses may be reinstated at any time within three years (or longer period required in a particular state) after the expiration of the Grace Period and before the Final Policy Date by submitting Evidence of Insurability satisfactory to NLICA and payment of an amount sufficient to keep the Policy in force for at least three months following the date that the reinstatement application is approved.  Upon reinstatement, the Policy Account Value is based upon the premium paid to reinstate the Policy.  A reinstated Policy has the same Policy Date as it had prior to the lapse.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Sub accounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions. We monitor exchange activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Sub accounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1)  they have been identified as engaging in harmful trading practices; and
(2)  if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies. Some investment advisers/representatives manage the assets of multiple NLICA policies  and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will automatically require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers of Policy Account Value

Transfers.  The Owner may transfer the Policy Account Value between and among the Sub accounts and the Guaranteed Account by making a transfer request to NLICA.  The amount transferred must be at least $1,000, unless the total value in an account is less than $1,000, in which case the entire amount may be transferred.

After 12 transfers have been made in any Policy Year, a $25 transfer charge will be deducted from each transfer during the remainder of such Policy Year.  All transfers included in each telephone, fax, e-mail, or written request are treated as one transfer.  Transfers are made as of the date NLICA receives a written request at its Service Center.  Some transfers are not subject to a transfer charge and do not count as one of the 12 "free" transfers in any Policy Year.  We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" above).  Under present law, transfers are not taxable transactions.

Special Transfer Right.  During the first two years following the Issue Date, the Owner may, on one occasion, transfer the entire Policy Account Value in the Sub accounts to the Guaranteed Account.  The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Conversion Privilege for Increase in Face Amount.  During the first two years following an increase in Face Amount, the Owner may, on one occasion, without Evidence of Insurability, exchange the amount of the increase in Face Amount for a fixed-benefit permanent life insurance policy.  Such an exchange may, however, have federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")  Premiums under this new policy will be based on the Sex, Attained Age and Premium Class of the Insured on the effective date of the increase in the Face Amount of the Policy.  The new policy will have the same face amount and issue date as the amount and effective date of the increase.  NLICA will refund the Monthly Deductions for the increase made on each Policy Processing Day between the effective date of the increase to the date of conversion and the expense charge for such increase.  The transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Transfer Right for Change in Investment Policy of a Subaccount.  If the investment policy of a Subaccount is materially changed, the Owner may transfer the portion of the Policy Account Value in such Subaccount to another Subaccount or to the Guaranteed Account.  We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee.  However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing.  Automatic Asset Rebalancing is a feature, which, if elected, authorizes periodic transfers of Policy Account Values among the Sub accounts in order to maintain the allocation of such values in percentages that match the then current premium allocation percentages.  NLICA reserves the right to suspend Automatic Asset Rebalancing at any time, for any class of Policies, for any reason.  There is no additional charge for this program.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Dollar Cost Averaging.  Dollar Cost Averaging is a program that, if elected, enables the Owner to systematically and automatically transfer, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount or the Guaranteed Account.  By allocating on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of short-term market fluctuations.  NLICA, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.  There is no additional charge for this program.  NLICA reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.  Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Free-Look Privileges

Free-Look for Policy.  The Policy provides for an initial Free-Look period.  The Owner may cancel the Policy until the latest of: (a) 45 days after Part I of the Application for the Policy is signed; (b) 10 days after the Owner receives the Policy; and (c) 10 days after NLICA mails the Notice of Withdrawal Right to the Owner.  Upon giving written notice of cancellation and returning the Policy to NLICA's Service Center, to one of NLICA's other offices, or to the NLICA representative from whom it was purchased, the Owner will receive a refund equal to the sum of: (i) the Policy Account Value as of the date the returned Policy is received by NLICA at its Service Center or the NLICA representative through whom the Policy was purchased; (ii) any Premium Expense Charges deducted from premiums paid; (iii) any Monthly Deductions charged against the account; (iv) any mortality and expense risk charges deducted from the value of the net assets of the Separate Account; and (v) any advisory fees and any other fees and expenses of the Funds.  A refund of all premiums paid is made for Policies delivered in states that require such a refund.  NLICA may postpone payment of the refund under certain conditions.

Free-Look for Increase in Face Amount.  Any requested increase in Face Amount is also subject to a Free-Look privilege.  The Owner may cancel a requested increase in Face Amount until the latest of: (a) 45 days after the application for the increase is signed; (b) 10 days after the Owner receives the new Policy schedule pages reflecting the increase; and (c) 10 days after NLICA mails a Notice of Withdrawal Right to the Owner.  Upon requesting cancellation of the increase, an amount equal to all cost of insurance charges attributable to the increase plus the Face Amount increase charge will be credited to the accounts in the same proportion as they were deducted, unless the Owner requests a refund of such amount.  NLICA may postpone payment of the refund under certain conditions.

Loan Privileges

General.  The Owner may at any time after the Issue Date borrow money from NLICA sing the Policy Account Value as the security for the loan.  The Owner may obtain Policy loans in a minimum amount of $500 (or such lesser minimum required in a particular state) but not exceeding the Policy's Net Cash Surrender Value on the date of the loan.  While the Insured is living, the Owner may repay all or a portion of a loan and accrued interest.

Interest Rate Charged.  Interest is charged on Policy loans at an effective annual rate of 6%.

Allocation of Loans and Collateral.  The Owner may specify that NLICA transfer the amount of a Policy loan from specific Sub accounts, but may not request that NLICA transfer this amount from the Guaranteed Account.  However if the Owner does not specify Sub accounts, NLICA will allocate the amount of a Policy loan among the Sub accounts and/or the Guaranteed Account based upon the proportion that the value of the Sub accounts and/or the Guaranteed Account Value bear to the total unloaned Policy Account Value at the time the loan is made.  Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

The collateral for a Policy loan is the loan amount plus accrued interest to the next Policy Anniversary, less interest at an effective annual rate of 4%, which is earned to such Policy Anniversary.  At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid interest added to the loan balance) minus any loan repayments.

Interest Credited to Loan Account.  As long as the Policy is in force, NLICA credits the amount in the Loan Account with interest at effective annual rates it determines, but not less than 4% or such higher minimum rate required under state law.  The rate will apply to the calendar year that follows the date of determination.  Loan interest credited is transferred to the accounts: (a) when loan interest is added to the loaned amount; (b) when a loan repayment is made; and (c) when a new loan is made.  NLICA currently credits 4.5% interest annually to the amount in the Loan Account until the Policy's 10th anniversary or until Attained Age 60, whichever is later, and 5.75% annually thereafter.  The tax consequences of a Policy loan after the later of a Policy's 10th anniversary or Attained Age 60 are less clear.  Owners should consult a tax adviser with respect to such consequences.

Effect of Policy Loans.  A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the Death Benefit.  Loan amounts are not affected by the investment performance of the Sub accounts and may not be credited with the interest rates accruing on the Guaranteed Account.  The amount of any outstanding Policy loan and accrued interest will be deducted in determining the Net Cash Surrender Value or Insurance Proceeds at death.

Loan Repayments.  An Owner may repay all or part of a Policy loan at any time while the Insured is alive and the Policy is in force.  Unless prohibited by a particular state, NLICA will assume that any payments made while there is an outstanding loan is a loan repayment, unless it receives written instructions that the payment is a premium payment.  Repayments up to the amount of the outstanding loan are allocated to the accounts based on the amount of the outstanding loan allocated to each account as of the date of repayment; any repayment in excess of the amount of the outstanding loan will be allocated to the accounts based on the amount of interest due on the portion of the outstanding loan allocated to each account.  For this purpose, the amount of the interest due is determined as of the next Policy Anniversary.  Failure to repay a loan or to pay loan interest will not cause the Policy to lapse unless the Net Cash Surrender Value on the Policy Processing Day is less than the Monthly Deduction due.  (See "Policy Duration.")

Tax Considerations.  Any loans taken from a Modified Endowment Contract will be treated as a taxable distribution.  In addition, with certain exceptions, a 10% additional income tax penalty will be imposed on the portion of any loan that is included in income.  (See "Distributions from Policies Classified as Modified Endowment Contracts.")  Depending upon the investment performance of the Sub accounts and the amounts borrowed, loans may cause the Policy to lapse.  If the Policy is not a Modified Endowment Contract, lapse of the Policy with outstanding loans may result in adverse tax consequences.  (See "Tax Treatment of Policy Benefits.")

Surrender Privilege

At any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may surrender the Policy for its Net Cash Surrender Value.  You must complete and sign our surrender form and send it to us at our Service Center.  You may obtain the surrender form by calling us at (800) 688-5177.  The Net Cash Surrender Value is determined as of the date we receive the surrender form at our Service Center if it received on a Valuation Day.  Otherwise, the Net Cash Surrender Value will be determined on the Valuation Day next following NLICA's receipt of the surrender form.  At the time the Net Cash Surrender Value is determined, coverage under the Policy will end.  NLICA generally will pay the Net Cash Surrender Value to the Owner within seven days after NLICA receives the signed surrender request.  NLICA may postpone payment of surrenders under certain conditions.  NLICA will assess a Surrender Charge if the Policy is surrendered before the 10th Policy Year.  (See "Surrender Charges.")  A surrender may have adverse federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")

Partial Withdrawal Privilege

After the first Policy Year, at any time before the earlier of the death of the Insured and the Final Policy Date, the Owner may withdraw a portion of the Policy's Net Cash Surrender Value.  The minimum amount that may be withdrawn is $1,500.  A withdrawal charge will be deducted from the Policy Account Value.  A partial withdrawal will not result in the imposition of Surrender Charges.

NLICA will process each partial withdrawal on the date it receives the Owner's request if this is a Valuation Day, otherwise on the Valuation Day next following NLICA's receipt of the request.  NLICA generally will pay a partial withdrawal request within seven days after the Valuation Day when NLICA receives the request.  NLICA may postpone payment of partial withdrawals under certain conditions.

The Owner may specify that NLICA allocate the withdrawn amount and withdrawal charge from specific Sub accounts but may not request that NLICA allocate this amount from the Guaranteed Account.  If the Owner does not specify any Sub accounts, the withdrawn amount and withdrawal charge will be allocated based on the proportion that the Policy Account Value in any Subaccount and the Guaranteed Account bear to the total unloaned Policy Account Value.

The effect of a partial withdrawal on the Death Benefit and Face Amount will vary depending upon the Death Benefit option in effect and whether the Death Benefit is based on the applicable percentage of Policy Account Value.  (See "Death Benefit Options.")

Option A.  The effect of a partial withdrawal on the Face Amount and Death Benefit under Option A can be described as follows:

If the Death Benefit equals the Face Amount, a partial withdrawal will reduce the Face Amount and the Death Benefit by the amount of the partial withdrawal.

For the purposes of this illustration (and the following illustrations of partial withdrawals), assume that the Attained Age of the Insured is under 40 and there is no indebtedness.  The applicable percentage is 250% for an Insured with an Attained Age under 40.

Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $30,000 will have a Death Benefit of $300,000.  Assume that the Owner takes a partial withdrawal of $10,000.  The partial withdrawal will reduce the

            Policy Account Value to $19,975 ($30,000 - $10,000 - $25) and the Death Benefit and Face Amount to $290,000 ($300,000 - $10,000).

If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, the Face Amount will be reduced by an amount equal to the amount of the partial withdrawal.  The Death Benefit will be reduced to equal the greater of: (a) the Face Amount after the partial withdrawal; and (b) the applicable percentage of the Policy Account Value after deducting the amount of the partial withdrawal and expense charge.

Under Option A, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000.  Assume that the Owner takes a partial withdrawal of $49,975.  The partial withdrawal will reduce the Policy Account Value to $250,000 ($300,000 - $49,975 - $25) and the Face Amount to $250,025 ($300,000 - $49,975).  The Death Benefit is the greater of: (a) the Face Amount of $250,025; and (b) the applicable percentage of the Policy Account Value $625,000 ($250,000 x 2.5).  Therefore, the Death Benefit will be $625,000.

Option B.  The Face Amount will never be decreased by a partial withdrawal.  A partial withdrawal will, however, always decrease the Death Benefit.

If the Death Benefit equals the Face Amount plus the Policy Account Value, a partial withdrawal will reduce the Policy Account Value by the amount of the partial withdrawal and expense charge and thus the Death Benefit will also be reduced by the amount of the partial withdrawal and the expense charge.

Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $90,000 will have a Death Benefit of $390,000 ($300,000 + $90,000).  Assume the Owner takes a partial withdrawal of $20,000.  The partial withdrawal will reduce the Policy Account Value to $69,975 ($90,000 - $20,000 - $25) and the Death Benefit to $369,975 ($300,000 + $69,975).  The Face Amount is unchanged.

If the Death Benefit immediately prior to the partial withdrawal is based on the applicable percentage of Policy Account Value, The Death Benefit will be reduced to equal the greater of: (a) the Face Amount plus the Policy Account Value after deducting the partial withdrawal and expense charge; and (b) the applicable percentage of Policy Account Value after deducting the amount of the partial withdrawal and the expense charge.

Under Option B, a Policy with a Face Amount of $300,000 and a Policy Account Value of $300,000 will have a Death Benefit of $750,000 ($300,000 x 2.5).  Assume the Owner takes a partial withdrawal of $149,975.  The partial withdrawal will reduce the Policy Account Value to $150,000 ($300,000 - $149,975 - $25) and the Death Benefit to the greater of: (a) the Face Amount plus the Policy Account Value $450,000 ($300,000 + $150,000); and (b) the Death Benefit based on the applicable percentage of the Policy Account Value $375,000 ($150,000 x 2.5).  Therefore, the Death Benefit will be $450,000.  The Face Amount is unchanged.

Any decrease in Face Amount due to a partial withdrawal will first reduce the most recent increase in Face Amount, then the most recent increases, successively, and lastly, the Initial Face Amount.

Because a partial withdrawal can affect the Face Amount and the Death Benefit as described above, a partial withdrawal may also affect the Net Amount at Risk, which is used to calculate the cost of insurance charge under the Policy.  (See "Cost of Insurance.")  A request for partial withdrawal may not be allowed if or to the extent that such withdrawal would reduce the Face Amount below the Minimum Face Amount for the Policy.  Also, if a partial withdrawal would result in cumulative premiums exceeding the maximum premium limitations applicable under the Code for life insurance, NLICA will not allow such partial withdrawal.

A partial withdrawal of Net Cash Surrender Value may have federal income tax consequences.  (See "Tax Treatment of Policy Benefits.")

Accelerated Death Benefit Rider

Under the Accelerated Death Benefit Rider, the Owner may receive an accelerated payment of part of the Policy's Death Benefit when the Insured develops a non-correctable medical condition that is expected to result in his or her death within 12 months.  For Owners who elected the Rider prior to November 13, 2001 (or such other date pursuant to state availability), the Rider also permits the Owner to receive this accelerated payment if the Insured has been confined to a nursing care facility for 180 days and is expected to remain in such a facility for the remainder of his or her life.

There is no additional charge for this Rider.  However an administrative charge, currently $100 and not to exceed $250, will be deducted from the accelerated death benefit at the time it is paid.  The federal income tax consequences associated with adding the Accelerated Death Benefit Rider or receiving the accelerated death benefit are uncertain.  The Owner should consult a tax adviser before adding the Accelerated Death Benefit Rider to the Policy or requesting an accelerated death benefit.

Long-Term Care Benefit Riders

NLICA offers three Long-Term Care Benefit Riders under the Policy: the Long-Term Care Acceleration Benefit Rider ("LTC Acceleration Rider"), the Long-Term Care Waiver Benefit Rider ("LTC Waiver Rider"), and the Long-Term Care Extended Insurance Benefit Rider ("LTC Extended Rider").  If the Owner elects to add the LTC Acceleration Rider to the Policy, he or she must also add the LTC Waiver Rider, while the Owner may also add the LTC Extended Rider.  The Owner cannot elect to add either the LTC Waiver Rider or the LTC Extended Rider alone.

Under these riders, the Owner may receive periodic payments of a portion of the Death Benefit if the Insured becomes "chronically ill" so that the Insured:

1.	is unable to perform at least 2 activities of daily living without substantial human assistance for a period if at least 90 days due to a loss a functional capacity; or

2.	requires substantial supervision to protect the Insured from threats to heath and safety due to his or her own severe cognitive impairment.

The Long-Term Care Benefit Riders also provide for the payment of monthly premiums (equal on an annual basis to the Minimum Annual Premium specified on the Policy schedule) up to the date specified on the Policy schedule, and the waiver of Monthly Deductions after that date, as well as a residual Death Benefit.

An optional Long-Term Care Benefit Rider may also be elected which provides for periodic reimbursements of expenses incurred for "qualified long-term care services" following the full payment of the acceleration death benefit.

Each of the Long-Term Care Benefit Riders imposes a monthly charge on either the Net Amount at Risk under the Policy or the coverage amount of the rider.  Depending on the rider, the charge may be at a rate that varies based on the Attained Age and sex of the Insured and increases annually as the Insured ages, or may be level for the duration of the rider based on the age of the Insured when the rider is issued.  If the Owner increases the rider coverage amount, a new charge based on the Attained Age of the Insured at that time may apply to the increase.  NLICA may increase the rates for these charges on a class basis.  Once NLICA begins to pay benefits, NLICA waives the charge under certain of the riders until the Insured no longer qualifies for rider benefits and is not chronically ill.

There may be federal income tax consequences associated with the Long-Term Care Benefit Riders.  NLICA believes that benefits payable under the LTC Acceleration Rider and the LTC Extended Rider should be excludable from gross income under the Code.  The exclusion of the LTC Acceleration Rider and the LTC Extended Rider benefit payments from taxable income, however, is contingent on each rider meeting specific requirements under the Code.  While guidance is limited, NLICA believes that the LTC Acceleration and the LTC Extended Riders should each satisfy these requirements.

The Owner will be deemed to have received a distribution for tax purposes each time a deduction is made from the Policy Account Value to pay charges for the LTC Acceleration Rider or the LTC Extended Rider.  The distribution will generally be taxed in the same manner as any other distribution under the Policy.  In addition, the implications to the Policy's continued qualification as a life insurance contract for federal tax purposes due to any reductions in Death Benefits under the Policy resulting from a benefit payment under the LTC Acceleration Rider are unclear.  Owners should consult a tax adviser before adding the Long-Term Care Benefit Riders to the Policy.

CHARGES AND DEDUCTIONS

Charges will be deducted in connection with the Policy to compensate NLICA for: (a) providing the insurance benefits set forth in the Policy; (b) administering the Policy; (c) assuming certain risks in connection with the Policy; and (d) incurring expenses in distributing the Policy.  In the event that there are any profits from fees and charges deducted under the Policy, including but not limited to mortality and expense risk charges, such profits could be used to finance the distribution of the contracts.

Premium Expense Charge

Prior to allocation of Net Premiums, premiums paid are reduced by a Premium Expense Charge, which consists of:

Premium Tax Charge.  Various states and some of their subdivisions impose a tax on premiums received by insurance companies.  A charge is deducted from each premium payment to compensate NLICA for paying state premium taxes.  Premium taxes vary from state to state but range from 0% to 4.0% of each premium payment.  (Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.)  A deduction of a percentage of the premium will be made from each premium payment.  The applicable percentage will be based on the rate for the Insured's residence.

Percent of Premium Sales Charge.  A percent of premium charge not to exceed 3% is deducted from each premium payment to partially compensate NLICA for federal taxes and the cost of selling the Policy.  Currently, NLICA deducts 1.5% percent from each premium payment.

The Premium Expense Charge is a percentage of each premium payment.  This means that the greater the amount and frequency of premium payments the Owner makes, the greater the amount of the Premium Expense Charge NLICA will assess.

Surrender Charges

A Surrender Charge, which consists of a Deferred Administrative Charge and a Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time before the end of the tenth Policy Year.  A portion of this Surrender Charge will be deducted if the Owner decreases the Initial Face Amount before the end of the tenth Policy Year.  An Additional Surrender Charge, which is an

Additional Deferred Administrative Charge and an Additional Deferred Sales Charge, is imposed if the Policy is surrendered or lapses at any time within ten years after the effective date of an increase in Face Amount.  A portion of an Additional Surrender Charge also is deducted if the related increase of Face Amount is decreased within ten years after such increase took effect.

These surrender charges are designed partially to compensate NLICA for the cost of administering, issuing and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records and Policy issue.  NLICA does not expect the surrender charges to cover all of these costs.  To the extent that they do not, NLICA will cover the shortfall from its General Account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Deferred Administrative Charge.  The Deferred Administrative Charge is as follows:

	Charge per $1,000 Face Amount
	Issue Ages
Policy Year	1-5	15	25	35-80
1-6	0	$1.00	$2.00	$3.00
7	0	0.80	1.60	2.40
8	0	0.60	1.20	1.80
9	0	0.40	0.80	1.20
10	0	0.20	0.40	0.60
11	0	0	0	0

For Issue Ages not shown, the charge will increase pro rata for each full year.

The actual Deferred Administrative Charge is the charge described above less the amount of any Deferred Administrative Charge previously paid at the time of a decrease in Face Amount.

Deferred Sales Charge.  The Deferred Sales Charge will not exceed the maximum Deferred Sales Charge specified in the Policy.  The Deferred Sales Charge equals the lesser of a or b (and less any Deferred Sales Charge previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received during the first Policy Year up to the Target Premium plus 6% of all other premiums paid to the date of surrender or lapse; or

b = the following percentage of Target Premium:

Policy Year	% of Target Premium for the Initial Face Amount
1-6	50%
7	40%
8	30%
9	20%
10	10%
11+	0%

Additional Deferred Sales Charge.  An Additional Deferred Sales Charge is associated with each increase in Face Amount.  Each Additional Deferred Sales Charge is calculated in a manner similar to the Deferred Sales Charge associated with the Initial Face Amount.  The Additional Deferred Sales Charge equals the lesser of a or b (and less any Additional Deferred Sales Charge for such increase previously paid at the time of any prior decrease in Face Amount), where:

a = 27% of all premiums received for the increase up to the first Target Premium for that increase during the first twelve Policy months after the increase plus 6% of all premiums thereafter; or

b = the following percentage of Target Premium:

Policy Year	% of Target Premium for the Initial Face Amount
1-6	50%
7	40%
8	30%
9	20%
10	10%
11+	0%

The maximum Target Premium for any Policy is $65.76 per $1,000 of Face Amount.

Surrender Charge Upon Decrease in Face Amount.  A Surrender Charge may be deducted on a decrease in Face Amount.  In the event of a decrease, the Surrender Charge deducted is a fraction of the charge that would apply to a full surrender of the Policy.  If there have been no increases in Face Amount, the fraction will be determined by dividing the amount of the decrease by the current Face Amount and multiplying the result by the Surrender Charge.  If more than one Surrender Charge is in effect (i.e., pursuant to one or more increases in Face Amount), the Surrender Charge will be applied in the following order: (1) the most recent increase; followed by (2) the next most recent increases, successively; and (3) the Initial Face Amount.  Where a decrease causes a partial reduction in an increase or in the Initial Face Amount, a proportionate share of the Surrender Charge for that increase or for the Initial Face Amount will be deducted.

Allocation of Surrender Charges.  The Surrender Charge and any Additional Surrender Charge will be deducted from the Policy Account Value.  For Surrender Charges resulting from Face Amount decreases, that part of any such Surrender Charge will reduce the Policy Account Value and will be allocated among the accounts based on the proportion that the value in each of the Sub accounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•      you have not elected any of these Riders:

1.      Disability Waiver of Premium Rider,
2.      Disability Waiver Benefit Rider; or
3.      any Long-term Care Benefit Rider.

We may impose a new surrender charge on the policy received in the exchange.

Monthly Deductions

Charges will be deducted from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate NLICA for administrative expenses and for the insurance coverage provided by the Policy.  The Monthly Deduction consists of four components – (a) the cost of insurance; (b) administrative charges; (c) insurance underwriting and expenses in connection with issuing the Policy (Initial Administrative Charge); and (d) the cost of any additional benefits provided by rider.  Because portions of the Monthly Deduction, such as the cost of insurance, can vary from month to month, the Monthly Deduction may vary in amount from month to month.  The Monthly Deduction is deducted from the Sub accounts and the Guaranteed Account in accordance with the allocation percentages for Monthly Deductions chosen by the Owner at the time of application, or as later changed by NLICA pursuant to the Owner's written request.  If NLICA cannot make a Monthly Deduction on the basis of the allocation schedule then in effect, NLICA makes the deduction based on the proportion that the Owner's Guaranteed Account value and the value in the Owner's Sub accounts bear to the total unloaned Policy Account Value.

Cost of Insurance.  Because the cost of insurance depends upon several variables, the cost for each Policy Month can vary.  NLICA will determine the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the Net Amount at Risk for each Policy month.

The Net Amount at Risk on any Policy Processing Day is the amount by which the Death Benefit exceeds the Policy Account Value.  The Net Amount at Risk is affected by investment performance, loans, payments of premiums, Policy fees and charges, the Death Benefit option chosen, partial withdrawals, and decreases in Face Amount.  The Net Amount at Risk is determined separately for the Initial Face Amount and any increases in Face Amount.  In determining the Net Amount at Risk for each increment of Face Amount, the Policy Account Value is first considered part of the Initial Face Amount.  If the Policy Account Value exceeds the Initial Face Amount, it is considered as part of any increases in Face Amount in the order such increases took effect.

A cost of insurance is also determined separately for the Initial Face Amount and any increases in Face Amount.  In calculating the cost of insurance charge, the rate for the Premium Class on the Policy Date is applied to the Net Amount at Risk for the Initial Face Amount.  For each increase in Face Amount, the rate for the Premium Class applicable to the increase is used.  If, however, the Death Benefit is calculated as the Policy Account Value times the specified percentage, the rate for the Premium Class for the most recent Face Amount increase will be used for the amount of the Death Benefit in excess of the total Face Amount.

Any change in the Net Amount at Risk will affect the total cost of insurance charges paid by the Owner.  NLICA expects to profit from cost of insurance charges and may use these profits for any lawful purpose including covering distribution expenses.

Cost of Insurance Rate.  The cost of insurance rate is based on the Attained Age, Sex, Premium Class of the Insured and Duration.  The actual monthly cost on insurance rates will be based on NLICA's expectations as to future mortality and expense experience.  They will not, however, be greater than the guaranteed maximum cost of insurance rates set forth in the Policy.  These guaranteed maximum rates are based on the Insured's Attained Age, Sex, Premium Class, and the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Table.  For Policies issued in states that require "unisex" policies (currently Montana) or in conjunction with employee benefit plans, the maximum cost of insurance charge depends only on the Insured's Age, Premium Class and the 1980 Commissioners Standard Ordinary Mortality Table NB and SB.  Any change in the cost of insurance rates will apply to all persons of the same Attained Age, Sex, and Premium Class and Duration.

Premium Class.  The Premium Class of the Insured will affect the cost of insurance rates.  NLICA uses an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insured.  NLICA currently places Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Initial Administrative Charge.  An Initial Administrative Charge of $17.50 is deducted from Policy Account Value on the Policy Date and on each of the next eleven Policy Processing Days.

Monthly Administrative Charge.  A Monthly Administrative Charge (presently $7.50) is deducted from the Policy Account Value on the Policy Date and each Policy Processing Day as part of the Monthly Deduction.  This charge may be increased, but in no event will it be greater than $12 per month.  This charge is intended to reimburse NLICA for ordinary administrative expenses expected to be incurred, including record keeping, processing claims and certain Policy changes, preparing and mailing reports, and overhead costs.

Additional Benefit Charges.  The Monthly Deduction will include charges for any additional benefits added to the Policy.  The monthly charges will be specified in the applicable rider.

Face Amount Increase Charge

If the Face Amount is increased, an increase charge will be deducted from the Policy Account Value on the effective date of such increase.  This charge, equal to $50 plus $1.00 per $1,000 of Face Amount increase will be deducted from the accounts based on the allocation schedule for Monthly Deductions in effect at such time.  This charge may be increased, but in no event will it be greater than $50 plus $3.00 per $1,000 Face Amount increase.  This charge is intended to reimburse NLICA for administrative expenses in connection with the Face Amount increase, including medical exams, review of the application for the increase, underwriting decisions and processing of the application, and changing Policy records and the Policy.

Partial Withdrawal Charge

A charge of $25 will be deducted from the Policy Account Value for each partial withdrawal of Net Cash Surrender Value.  This charge is intended to compensate NLICA for the administrative costs in effecting the requested payment and in making all calculations that may be required by reason of the partial withdrawal.

Transfer Charge

After 12 transfers have been made in any Policy Year, a transfer charge of $25 will be deducted for each transfer during the remainder of such Policy Year to compensate NLICA for the costs of processing such transfers.

The transfer charge will be deducted from the amount being transferred.  The transfer charge will not apply to transfers resulting from Policy loans, Automatic Asset Rebalancing, Dollar Cost Averaging, the exercise of special transfer rights and the initial reallocation of account values from the Money Market Subaccount to other Sub accounts.  These transfers will not count against the 12 free transfers in any Policy Year.

Mortality and Expense Risk Charge

A daily charge will be deducted from the value of the net assets of the Sub accounts to compensate NLICA for mortality and expense risks assumed in connection with the Policy.  This charge currently is deducted at an annual rate of 0.65% (or a daily rate of .0017808%) of the average daily net assets of each Subaccount.  This charge may be increased, but in no event will it be greater than an annual rate of 0.90% of the average daily net assets of each Subaccount.  The mortality risk assumed by NLICA is that Insureds may live for a shorter time than projected and, therefore, greater death benefits than expected will be paid in relation to the amount of premiums received.  The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policy.

If the mortality and expense risk charge proves insufficient, NLICA will provide for all death benefits and expenses and any loss will be borne by NLICA.  Conversely, NLICA will realize a gain from this charge to the extent all money collected from this charge is not needed to provide for benefits and expenses under the Policies.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Sub accounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	Policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  NLICA charges an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest NLICA guarantees it will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).  Moreover:

•	after offsetting the 4.50% NLICA currently credits to the Loan Account during the first 10 Policy Years or until Attained Age 60, whichever is later, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.75% interest NLICA currently credits to the Loan Account after the 10th Policy Anniversary or Attained Age 60, whichever is later, the net cost of loans is 0.25% (annually).

Other Charges

The Separate Account purchases shares of the Funds at net asset value.  The net asset value of those shares reflect management fees and expenses already deducted from the assets of the Funds' Portfolios.  The fees and expenses for the Funds and their Portfolios are described in the Funds' prospectuses.

THE GUARANTEED ACCOUNT

An Owner may allocate some or all of the Net Premiums and transfer some or all of the Policy Account Value to the Guaranteed Account, which is part of NLICA's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 4%).  The principal, after deductions, is also guaranteed.  NLICA's General Account supports its insurance and annuity obligations.  The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor NLICA's General Account has been registered as an investment company under the Investment Company Act of 1940.  Therefore, neither NLICA's General Account, the Guaranteed Account, nor any interest therein are generally subject to regulation under the 1933 Act or the 1940 Act.  The disclosures relating to these accounts that are included in this prospectus are for prospective Owners' information and have not been reviewed by the SEC.  However, such disclosures may be subject to certain general applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The portion of the Policy Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below.  Since the Guaranteed Account is part of NLICA's General Account, NLICA assumes the risk of investment gain or loss on this amount.  All assets in the General Account are subject to NLICA's general liabilities from business operations.

Minimum Guaranteed and Current Interest Rates

The Guaranteed Account value is guaranteed to accumulate at a minimum effective annual interest rate of 4%.  NLICA will credit the Guaranteed Account value with current rates in excess of the minimum guarantee but is not obligated to do so.  These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates.  Since NLICA, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account will be credited with different current interest rates.  The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred.  At the end of the calendar year, NLICA reserves the right to declare a new current interest rate on such amount and accrued interest thereon (which may be a different current interest rate than the current interest rate on new allocations to the Guaranteed Account on that date).  The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year.  Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 4% per year will be determined in the sole discretion of NLICA.  The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

Amounts deducted from the Guaranteed Account for partial withdrawals, Policy loans, transfers to the Sub accounts, Monthly Deductions or other changes are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

NLICA reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 4% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

Calculation of Guaranteed Account Value.  The Guaranteed Account value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred or withdrawn from it.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows: for amounts in the account for the entire Policy Month, from the beginning to the end of the month; for amounts allocated to the account during the prior Policy Month, from the date the Net Premium or loan repayment is allocated to the end of the month; for amounts transferred to the account during the Policy Month, from the date of transfer to the end of the month; and for amounts deducted or withdrawn from the account during the prior Policy Month, from the beginning of the month to the date of deduction or withdrawal.

Surrenders and partial withdrawals from the Guaranteed Account may be delayed for up to six months.  (See "Payment of Policy Benefits.")

Transfers from the Guaranteed Account

Within 30 days prior to or following any Policy Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Sub accounts.  The amount transferred from the Guaranteed Account may not exceed 25% of the value of such account.  If the request for such transfer is received within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary; if the written request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date NLICA receives the request at its Service Center.

OWNERSHIP AND BENEFICIARY RIGHTS

The Owner is the Insured unless a different Owner is named in the Application or thereafter changed.  While the Insured is living, the Owner is entitled to exercise any of the rights stated in the Policy or otherwise granted by NLICA.  If the Insured and Owner are not the same, and the Owner dies before the Insured, these rights will vest in the estate of the Owner, unless otherwise provided.  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

MODIFYING THE POLICY

Any modification or waiver of NLICA's rights or requirements under the Policy must be in writing and signed by NLICA's president or a vice president.  No agent may bind NLICA by making any promise not contained in the Policy.

Upon notice to the Owner, NLICA may modify the Policy:

•
to conform the Policy, NLICA's operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, NLICA, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If NLICA modifies the Policy, NLICA will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, NLICA reserves the right to amend the provision to conform with these laws.

TELEPHONE, FAX, AND E-MAIL REQUESTS

In addition to written requests, NLICA may accept telephone, fax, and e-mail instructions from the Owner or an authorized third party regarding transfers, Dollar Cost Averaging, Automatic Asset Rebalancing, loans (excluding 403(b) plans), exercise of the Special Transfer Right and Partial Withdrawals (fax and e-mail only), provided the appropriate election has been made at the time of application or proper authorization is provided to NLICA.  NLICA reserves the right to suspend telephone, fax, and/or e-mail privileges at any time for any class of Policies, for any reason.

NLICA will employ reasonable procedures to confirm that instructions communicated by telephone, fax, and e-mail are genuine, and if NLICA follows such procedures, it will not be liable for any losses due to authorized or fraudulent instructions.  NLICA, however, may be liable for such losses if it does not follow those reasonable procedures.  The procedures NLICA will follow for telephone, fax, and e-mail transactions include requiring some form of personal identification prior to acting on instructions, providing written confirmation of the transaction, and making a tape-recording of any instructions given by telephone.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is the Owner's, the Owner's service provider's or agent's, or NLICA's, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent the processing of a request.  Although NLICA has taken precautions to help its systems handle heavy use, NLICA cannot promise complete reliability under all circumstances.  If problems arise, the request should be made by writing to the Service Center.

If the Owner is provided a personal identification number ("PIN") in order to execute electronic transactions, the Owner should protect his or her PIN, because self-service options will be available to the Owner's agent of record and to anyone who provides the Owner's PIN.  NLICA will not be able to verify that the person providing instructions by telephone, fax, or e-mail is the Owner or is authorized by the Owner.

SPLIT DOLLAR ARRANGEMENTS

The Owner or Owners may enter into a split dollar arrangement between each other or another person or persons whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Policy proceeds) are split between the parties.  There are different ways of allocating such rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any death proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the death proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on NLICA unless in writing and received by NLICA.

New Guidance on Split Dollar Arrangements.  On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").  The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional premiums with respect to such arrangements.

DIVIDENDS

The Policy is participating; however, no dividends are expected to be paid on the Policy.  If dividends are ever declared, they will be paid under one of the following options:

(a) paid in cash; or

(b) applied as Net Premium.

The Owner must choose an option at the time the Application for the Policy is signed.  If no option is chosen, any dividend will be applied as a Net Premium payment.  The Owner may change the option by giving written notice to NLICA.

SUPPLEMENTARY BENEFITS

The following riders offer other supplementary benefits.  Most are subject to various age and underwriting requirements and most must be purchased when the Policy is issued.  The cost of each rider is included in the Monthly Deduction.  (See the Fee Table for more information concerning rider expenses.)

An Owner's agent can help determine whether any of the riders are suitable.  For example, an Owner should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Other Insured Convertible Term Life Insurance rider.  Even though the death benefit coverage may be the same (regardless of whether an Owner purchases coverage under the Policy only or in combination with this rider), there may be important cost differences between the Policy and the rider.  The most important factors that will affect an Owner's decision are: (a) the amount of premiums an Owner pays; (b) the cost of insurance charges under the Policy and under the rider; (c) the investment performance of the Sub accounts in which an Owner allocates premiums; (d) an Owner's level of risk tolerance; and (e) the length of time an Owner plans to hold the Policy.  Owners should carefully evaluate all of these factors and discuss all of these options with their agents.  For more information on electing a rider, contact the Service Center for a free copy of the SAI and for personalized illustrations that show different combinations of the Policy with various riders.  These riders may not be available in all states.  Please contact the Service Center for further details.

NLICA currently offers the following riders under the Policy:

•	Accelerated Death Benefit;

•	Disability Waiver Benefit;

•	Disability Waiver of Premium Benefit;

•	Change of Insured;

•	Children's Term;

•	Long-Term Care Benefit, which includes:

o	Long-Term Care Acceleration Benefit;

o	Long-Term Care Waiver Benefit; and

o	Long-Term Care Extended Insurance Benefit;

•	Other Insured Convertible Term Life Insurance; and

•	Final Policy Date Extension.

FEDERAL INCOME TAX CONSIDERATIONS

Introduction

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all tax situations.  This discussion is not intended as tax advice.  Counsel or other competent tax advisors should be consulted for more complete information.  This discussion is based upon NLICA's understanding of the present federal income tax laws.  No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contacts.  The manner in which these requirements are to be applied to certain features of the Policy is not directly addressed by the Internal Revenue Code, and there is limited guidance.  NLICA anticipates that a Policy should satisfy the applicable requirements.  In the absence of pertinent interpretations, however, there is some uncertainty about the application of these requirements to the Policy, particularly if the Owner pays the full amount of premiums permitted under the Policy.  In addition, if an Owner elects the Accelerated Death Benefit Rider or a Long-Term Care Benefit Rider, the tax qualification consequences associated with continuing the Policy after a distribution is made are unclear.  Please consult a tax adviser on these consequences.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets.  Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility of an Owner to allocate premium payments and the Policy Account Value, the narrow investment objectives of certain Portfolios, as well as the number of Sub accounts, have not been explicitly addressed in published rulings.  While NLICA believes that the Policies do not give Owners investment control over Separate Account assets, NLICA reserves the right to modify the Policies as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for federal income tax purposes.  It is intended that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. NLICA believes that the Death Benefit under a Policy should be excludible from the gross income of the Beneficiary.

Federal, state and local transfer, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Owner or Beneficiary.  A tax adviser should be consulted on these consequences.

Generally, the Owner will not be deemed to be in receipt of the Policy Account Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy, the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract."

Modified Endowment Contracts.  Under the Internal Revenue Code, certain life insurance contracts are classified as "Modified Endowment Contracts," which have less favorable income tax treatment than other life insurance contracts.  Due to the flexibility of the Policies as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a Modified Endowment Contract.  In general, a Policy will be classified as a Modified Endowment Contract if the amount of premiums paid into the Policy causes the Policy to fail the "7-pay test."  A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven Policy Years, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.  A material change may occur, for example, when there is an increase in the Death Benefit that is due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the Policy which are not needed in order to provide a Death Benefit equal to the lowest Death Benefit that was payable in the first seven Policy Years.  To prevent a Policy from becoming a Modified Endowment Contract, it may be necessary to limit premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a Modified Endowment Contract.

Distributions Other Than Death Benefits from Modified Endowment Contracts.  Policies classified as Modified Endowment Contracts are subject to the following tax rules:

•
All distributions other than Death Benefits from a Modified Endowment Contract, including distributions upon surrender and withdrawals, are treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the Owner's investment in the Policy only after all gain has been distributed.

•	Loans taken from or secured by a Policy classified as a Modified Endowment Contract are treated as distributions and taxed in same manner as surrenders and withdrawals.

•
A 10 percent additional income tax is imposed on the amount includible in income except where the distribution or loan is made after the Owner has attained age 59½ or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary or designated beneficiary.

If a Policy becomes a Modified Endowment Contract, distributions that occur during the Policy Year will be taxed as distributions from a Modified Endowment Contract.  In addition, distributions from a Policy within two years before it becomes a Modified Endowment Contract will be taxed in this manner.  This means that a distribution made from a Policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.

Distributions Other Than Death Benefits from Policies that are not Modified Endowment Contracts.  Distributions other than Death Benefits from a Policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the Owner's investment in the Policy, and then as taxable income after the recovery of all investment in the Policy.  However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a Modified Endowment Contract are generally not treated as distributions.  However, the tax consequences associated with Policy loans after the later of the Policy's 10th anniversary or Attained Age 60 is less clear and a tax adviser should be consulted about such loans.

Finally, distributions from, and loans from or secured by, a Policy that is not a Modified Endowment Contract are not subject to the 10 percent additional income tax.

Investment in the Policy.  The Owner's investment in the Policy is generally the aggregate premium payments.  When a distribution is taken from the Policy, the Owner's investment in the Policy is reduced by the amount of the distribution that is tax-free.

Policy Loans.  In general, interest on a Policy loan will not be deductible.  Before taking out a Policy loan, an Owner should consult a tax adviser as to the tax consequences.  If a loan from a Policy that is not a Modified Endowment Contract is outstanding when a Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and taxed accordingly.

Multiple Policies.  All Modified Endowment Contracts that are issued by NLICA (or its affiliates) to the same Owner during any calendar year are required to be treated as one Modified Endowment Contract for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Accelerated Death Benefit Rider.  The federal income tax consequences associated with the Accelerated Death Benefit Rider are uncertain.  Owners should consult a qualified tax adviser about the consequences of requesting payment under this Rider.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the Policy beyond the Insured's 100th year are unclear.  The Owner should consult a tax adviser if he or she intends to keep the Policy in force beyond the Insured's 100th year.

Long-Term Care Benefit Riders.  For a discussion of the tax consequences associated with the Long-Term Care Benefit Riders offered under the Policy, see "Long-Term Care Benefit Riders."

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

 In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006.  However, contracts issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Special Rules for Pension and Profit-Sharing Plans

If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the Net Amount at Risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the Death Benefit over the Policy Account Value is not subject to the federal income tax.  However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  Owners should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements

If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the use of a life insurance contract in a 403(b) plan.  In addition, premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Foreign Tax Credits

To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by NLICA, which may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Business Uses of the Policy

Businesses can use the Policy in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others.  The tax consequences of such plans may vary depending on the particular facts and circumstances.  If an Owner is purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, he or she should consult a qualified tax adviser.  The Internal Revenue Service has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Tax Shelter Regulations

Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding

To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Other Tax Considerations

The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise.  Consult a tax adviser with respect to legislative developments and their effect on the Policy.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

NLICA's Taxes

Under current federal income tax law, NLICA is not taxed on the Separate Account's operations.  Thus, currently NLICA does not deduct charges from the Separate Account for its federal income taxes.  NLICA reserves the right to charge the Separate Account for any future federal income taxes that it may incur.

Under current laws in several states, NLICA may incur state and local taxes (in addition to premium taxes).  These taxes are not now significant and we are not currently charging for them.  If they increase, NLICA may deduct charges for such taxes.

VOTING RIGHTS

All of the assets held in the Sub accounts of the Separate Account will be invested in shares of corresponding Portfolios of the Funds.  The Funds do not hold routine annual shareholders' meetings.  Shareholders' meetings will be called whenever each Fund believes that it is necessary to vote to elect the Board of Directors of the Fund and to vote upon certain other matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund.  NLICA is the legal owner of Fund shares and as such has the right to vote upon any matter that may be voted upon at a shareholders' meeting.  However, in accordance with its view of present applicable law, NLICA will vote the shares of the Funds at meetings of the shareholders of the appropriate Fund or Portfolio in accordance with instructions received from Owners.  Fund shares held in each Subaccount for which no timely instructions from Owners are received will be voted by NLICA in the same proportion as those shares in that Subaccount for which instructions are received.

Each Owner having a voting interest will be sent proxy material and a form for giving voting instructions.  Owners may vote, by proxy or in person, only as to the Portfolios that correspond to the Sub accounts in which their Policy values are allocated.  The number of shares held in each Subaccount attributable to a Policy for which the Owner may provide voting instructions will be determined by dividing the Policy's value in that account by the net asset value of one share of the corresponding Portfolio as of the record date for the shareholder meeting.  Fractional shares will be counted.  For each share of a Portfolio for which Owners have no interest, NLICA will cast votes, for or against any matter, in the same proportion as Owners vote.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.

If required by state insurance officials, NLICA may disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the investment objectives or policies of one or more of the Portfolios, or to approve or disapprove an investment policy or investment adviser of one or more of the Portfolios.  In addition, NLICA may disregard voting instructions in favor of changes initiated by an Owner or the Fund's Board of Directors provided that NLICA's disapproval of the change is reasonable and is based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Portfolio's objectives and purposes, and the effect the change would have on NLICA.  If NLICA does disregard voting instructions, it will advise Owners of that action and its reasons for such action in the next semi-annual report to Owners.

The voting rights described in this prospectus are created under applicable federal securities laws and regulations.  If these laws or regulations change to eliminate the necessity to solicit voting instructions from Owners or restrict voting rights, NLICA reserves the right to proceed in accordance with any such changed laws or regulations.

DISTRIBUTION OF POLICIES

Applications for the Policies are solicited by agents who are licensed by state insurance authorities to sell NLICA's variable life insurance policies, and who are also registered representatives of 1717 Capital Management Company ("1717") or registered representatives of broker/dealers who have selling agreements with 1717 or registered representatives of broker/dealers who have selling agreements with such broker/dealers.  1717, whose address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is a registered broker/dealer under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the NASD.  1717 was organized under the Laws of Pennsylvania on January 22, 1969, and is an indirect wholly owned subsidiary of NLICA.  1717 acts as the principal underwriter of the Policies (as well as other variable life policies) pursuant to an underwriting agreement to which the Separate Account, 1717 and NLICA are parties.  1717 received $16,865,493, $20,965,977, and $19,767,859 during 2006, 2005, and 2004, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past 3 fiscal years.  1717 is also the principal underwriter of variable annuity contracts issued by NLICA and variable life and annuity contracts issued by Nationwide Life and Annuity Company of America, a wholly owned subsidiary of NLICA.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999.  The Owner also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

The insurance underwriting and the determination of a proposed Insured's Premium Class and whether to accept or reject an Application for a Policy is done by NLICA.  NLICA will refund any premiums paid if a Policy ultimately is not issued or will refund the applicable amount if the Policy is returned under the Free-Look provision.

NLICA no longer offers the Policies to the public.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.  When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
Payments by a Portfolio’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0.50% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.   We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

STATE VARIATIONS

Any state variations in the Policy are covered in a special Policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  An Owner's actual Policy and any endorsements or riders are the controlling documents.  To review a copy of his or her Policy and its endorsements and riders, if any, the Owner should contact NLICA's Service Center.

LEGAL PROCEEDINGS

NLICA is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. NLICA does not believe, based on information currently known by NLICA’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLICA’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLICA’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLICA.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLICA and/or its affiliates has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLICA and/or its affiliates. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of NLICA’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on NLICA in the future.

On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees.  On August 24, 2004, the District Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts.  Fact and expert discovery has been completed.  On October 11, 2006, NLICA filed a motion for summary judgment on all relevant counts contained in the complaint.  Additionally, all other remaining defendants have filed a motion for summary judgment on all remaining claims.  Those motions are pending before the court.  NLICA continues to defend this lawsuit vigorously.

FINANCIAL STATEMENTS

NLICA's consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  NLICA's consolidated financial statements should be distinguished from the Separate Account's financial statements and Owners should consider NLICA's consolidated financial statements only as bearing upon its ability to meet its obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, Owners should call or write to NLICA at its Service Center.

DEFINITIONS
Additional Surrender Charge
The separately determined deferred administrative charge and deferred sales charge deducted from the Policy Account Value upon surrender or lapse of the Policy within 10 years of the effective date of an increase in Face Amount.  A pro rata Additional Surrender Charge will be deducted for a reduction in Face Amount within 10 years of the effective date of a Face Amount increase.  The maximum Additional Surrender Charge will be shown in the Policy schedule pages reflecting the Face Amount increase.

Application	The application the Owner must complete to purchase a Policy plus all forms required by NLICA or applicable law.
Attained Age	The Issue Age of the Insured plus the number of full Policy Years since the Policy Date.
Beneficiary
The person(s) or entity(ies) designated to receive all or some of the Insurance Proceeds when the Insured dies.  The Beneficiary is designated in the Application or if subsequently changed, as shown in the latest change filed with NLICA.  If no Beneficiary survives and unless otherwise provided, the Insured's estate will be the Beneficiary.

Cash Surrender Value	The Policy Account Value minus any applicable Surrender Charge or Additional Surrender Charge.
Death Benefit
Under Option A, the greater of the Face Amount or a percentage of the Policy Account Value on the date of death; under Option B, the greater of the Face Amount plus the Policy Account Value on the date of death, or a percentage of the Policy Account Value on the date of death.

Duration
The number of full years the insurance has been in force – for the Initial Face Amount, measured from the Policy Date; for any increase in Face Amount, measured from the effective date of such increase.

Evidence of Insurability
The medical records or other documentation that NLICA may require to satisfy the Policy's underwriting standards.  NLICA may require different and/or additional evidence depending on the Insured's Premium Class; for example, NLICA generally requires more documentation for Insureds in classes with extra ratings.  NLICA also may require different and/or additional evidence depending on the transaction requested; for example, NLICA may require more documentation for the issuance of a Policy than for an increase in Face Amount.

Face Amount	The Initial Face Amount plus any increases in Face Amount and minus any decreases in Face Amount.
Final Policy Date
The Policy Anniversary nearest the Insured's Attained Age 100 at which time the Policy Account Value, if any, (less any outstanding Policy loan and accrued interest) will be paid to the Owner if the Insured is living.  The Policy will end on the Final Policy Date.

Grace Period	The 61-day period allowed for payment of a premium following the date NLICA mails notice of the amount required to keep the Policy in force.
Initial Face Amount	The Face Amount of the Policy on the Issue Date. The Face Amount may be increased or decreased after issue.
Insurance Proceeds	The net amount to be paid to the Beneficiary when the Insured dies.

Insured	The person upon whose life the Policy is issued.
Issue Age	The age of the Insured at his or her birthday nearest the Policy Date. The Issue Age is stated in the Policy.
Loan Account	The account to which the collateral for the amount of any Policy loan is transferred from the Sub accounts and/or the Guaranteed Account.
Minimum Annual Premium	The annual amount that is used to determine the Minimum Guarantee Premium. This amount is stated in each Policy.
Minimum Face Amount	The Minimum Face Amount is $50,000 for all Premium Classes except preferred. For the preferred Premium Class, the Minimum Face Amount is $100,000.
Minimum Guarantee Premium	The Minimum Annual Premium multiplied by the number of months since the Policy Date (including the current month) divided by 12.
Minimum Initial Premium	Equal to the Minimum Annual Premium multiplied by the following factor for the specified premium mode at issue: Annual – 1.0; Semi-annual – 0.5; Quarterly – 0.25; Monthly – 0.167.
Monthly Deductions
The amount deducted from the Policy Account Value on each Policy Processing Day.  It includes the monthly administrative charge, the initial administrative charge, the monthly cost of insurance charge, and the monthly cost of any benefits provided by riders.

Net Amount at Risk	The amount by which the Death Benefit exceeds the Policy Account Value.
Net Cash Surrender Value	The Cash Surrender Value minus any outstanding Policy loans and accrued interest.
Net Premiums	The remainder of a premium after the deduction of the Premium Expense Charge.
Owner	The person(s) or entity(ies) entitled to exercise the rights granted in the Policy.
Planned Periodic Premium
The premium amount that the Owner plans to pay at the frequency selected.  The Owner is entitled to receive a reminder notice and change the amount of the Planned Periodic Premium.  The Owner is not required to pay the Planned Periodic Premium.

Policy Account Value	The sum of the Policy's values in the Separate Account, the Guaranteed Account, and the Loan Account.
Policy Anniversary	The same day and month as the Policy Date in each later year.
Policy Date
The date set forth in the Policy that is used to determine Policy Years and Policy Processing Days.  The Policy Date is generally the same as the Policy Issue Date but may be another date mutually agreed upon by NLICA and the proposed Insured.

Policy Issue Date	The date on which the Policy is issued. It is used to measure suicide and contestable periods.
Policy Processing Day	The day in each calendar month which is the same day of the month as the Policy Date. The first Policy Processing Day is the Policy Date.
Policy Year	A year that starts on the Policy Date or on a Policy Anniversary.
Premium Class	The classification of the Insured for cost of insurance purposes. The standard classes are: non-smoker, smoker, and preferred. There also are classes with extra ratings.

Premium Expense Charge	The amount deducted from a premium payment, which consists of the Premium Tax Charge and the Percent of Premium Sales Charge.
SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  Owners may obtain a copy of the SAI by writing or calling NLICA at the Service Center.

Separate Account	The Nationwide Provident VLI Separate Account 1.
Service Center	The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.
Surrender Charge
The amount deducted from the Policy Account Value upon lapse or surrender of the Policy during the first 10 Policy Years.  A pro rata Surrender Charge will be deducted upon a decrease in the Initial Face Amount during the first 10 Policy Years.  The maximum Surrender Charge is shown in the Policy.  The Surrender Charge is determined separately from the Additional Surrender Charge.

Target Premium	An amount of premium payments, computed separately for each increment of Face Amount, used to compute Surrender Charges and Additional Surrender Charges.
Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.  As of the date of this prospectus, NLICA is open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing until the close of business on the next Valuation Day.  Each Valuation Period includes a Valuation Day and any non-Valuation Day or consecutive non-Valuation Days immediately preceding it.

APPENDIX A: PORTFOLIO INFORMATION

The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                        AIM Advisors, Inc.
Investment Objective:                                                        Long-term capital growth.

Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Fred Alger Management, Inc.
Investment Objective:                                                        Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        AllianceBernstein L.P.
Investment Objective:                                                        Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                        American Century Global Investment Management, Inc.
Investment Objective:                                                        Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2007
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                        American Century Investment Management, Inc.
Investment Objective:                                                        Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        The Dreyfus Corporation
Investment Objective:                                                        Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Federated Equity Management Company of Pennsylvania
Investment Objective:                                                        Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Investments Money Management, Inc.
Investment Objective:                                                        High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:                                                        FMR
Sub-adviser:                                                        Fidelity Research & Analysis Company
Investment Objective:                                                        Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                        Fidelity Management & Research Company
Sub-adviser:                                                        FMR Co., Inc.
Investment Objective:                                                        Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                        FMR
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                        Fidelity Management & Research Company
Investment Objective:                                                        High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:                                                        Franklin Advisory Services, LLC
Investment Objective:                                                        Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                        Templeton Asset Management, Ltd.
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Templeton Investment Counsel, LLC
Investment Objective:                                                        Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                        Franklin Advisors, Inc.
Investment Objective:                                                        High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                        Janus Capital Management LLC
Sub-adviser:                                                        Enhanced Investment Technologies, LLC
Investment Objective:                                                        Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Janus Capital Management LLC
Investment Objective:                                                        Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Portfolio is only available in Policies issued before May 1, 2006
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:                                                        Massachusetts Financial Services Company
Investment Objective:                                                        Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2005
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Federated Investment Management Company
Investment Objective:                                                        High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        J.P. Morgan Investment Management Inc.
Investment Objective:                                                        High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company

Investment Objective:                                                        Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company

Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Gartmore Global Partners
Investment Objective:                                                        Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        The Boston Company Asset Management LLC
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Investment Objective:                                                        Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Fund Asset Management, LP
Investment Objective:                                                        Long-term capital appreciation.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                        Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                        Van Kampen Asset Management
Investment Objective:                                                        Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                        Neuberger Berman Management Inc.
Sub-adviser:                                                        Neuberger Berman, LLC
Investment Objective:                                                        Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                        OppenheimerFunds, Inc.
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005
Investment Adviser:                                                        Putnam Investment Management, LLC
Investment Objective:                                                        Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                        T. Rowe Price Investment Services
Investment Objective:                                                        High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                        Morgan Stanley Investment Management Inc.
Investment Objective:                                                        Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                        Van Eck Associates Corporation
Investment Objective:                                                        To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This Portfolio is only available in Policies issued before May 1, 2003
Investment Adviser:                                                        Wells Fargo Funds Management, LLC
Sub-adviser:                                                        Wells Capital Management Incorporated
Investment Objective:                                                        Long-term capital appreciation.